Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001

Dear Shareholder:
The fiscal year ended October 31, 2001, was a disappointing one for global equity markets. During this period it became apparent that, to varying degrees, the global economies were facing slowdowns. While we believe that the monetary and fiscal actions of the U.S. Federal Reserve Board this year have been impressive and will be constructively positive, the policy response in Japan and Europe has been much less inspiring.

Performance and Portfolio Strategy
For the 12-month period ended October 31, 2001, Morgan Stanley International Fund's Class A, B, C and D shares posted total returns of -20.36 percent, -21.08 percent, -21.08 percent and -20.30 percent, respectively, compared to -24.93 percent for the Morgan Stanley Capital International (MSCI) Europe, Asia, Far East (EAFE) Index. The performance of the Fund's four share classes varies because each has different expenses. The total return figures given assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. The accompanying chart compares the Fund's performance to that of the MSCI EAFE Index.

During this period, the Fund's performance continued to be driven by our focus on more-defensive areas of the markets, including consumer staples, energy and utilities. The Fund's underweighting in telecommunications services and information technology strongly contributed to its relative performance as well. The Fund's cash position, which averaged 10 percent during the fiscal year, provided a cushion that also helped its performance.

After being underweighted in telecom services and technology hardware and equipment for nearly two years, we decided in late September that we could no longer make the case for maintaining such significant underweightings. Because valuations have corrected so sharply, we now consider those sectors to be reasonably priced, if not yet attractively so. Consequently, on September 21 we increased the Fund's exposure to technology and telecom issues, bringing the Fund's weightings in those areas closer to those of the benchmark.

Japan
During the period under review we decreased the Fund's position in Japan. The news flow from there on both the economic and policy fronts has deteriorated, and after the initial optimism following Prime Minister Junichiro Koizumi's resounding election victory in July, investors have turned cautious on the outlook for Japan. Although Koizumi advocates reform, we fear that the policies he has thus far implemented are not strong enough to deal with Japan's problems. We believe that Koizumi's continued call

Morgan Stanley International Fund
LETTER TO THE SHAREHOLDERS / / OCTOBER 31, 2001 CONTINUED

for capping public spending and the Bank of Japan's stubbornly tight monetary policy are the wrong medicine for a country desperately short of demand.

Europe
We recently visited Europe with the idea that the markets there could represent a strong defensive investment opportunity. Looking at our three major decision factors -- valuation, fundamentals and technicals -- Europe appears attractive, particularly on the basis of relative valuations and short-term market technicals. However, business confidence there is deteriorating rapidly along with the worsening global economy. The European Central Bank has finally eased monetary policy, but we believe that this will be too little, too late to improve Europe's near-term prospects. However, we continue to believe that when the markets turn, Europe will be the best place to be invested.

Looking Ahead
In sum, although international equity valuations appear attractive, we see limited near-term upside for global markets, given the weak and deteriorating fundamentals currently evident. Even though international equities performed in line with the U.S. market for this one-year period, the international markets did outpace the United States in October. We expect this trend to continue.

We appreciate your ongoing support of Morgan Stanley International Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo               /s/ Mitchell M. Merin
Charles A. Fiumefreddo                   Mitchell M. Merin
CHAIRMAN OF THE BOARD                    PRESIDENT

Morgan Stanley International Fund
FUND PERFORMANCE / / OCTOBER 31, 2001

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC
GROWTH OF $10,000
($ in Thousands)

               CLASS A    CLASS B    CLASS C    CLASS D   MSCI EAFE(4)
June 1999        $9,475    $10,000    $10,000    $10,000       $10,000
July 1999        $9,608    $10,130    $10,130    $10,140       $10,243
October 1999    $10,015    $10,550    $10,550    $10,580       $10,773
January 2000    $10,603    $11,140    $11,140    $11,200       $11,375
April 2000      $10,631    $11,150    $11,150    $11,240       $11,496
July 2000       $10,356    $10,850    $10,850    $10,960       $11,165
October 2000     $9,750    $10,190    $10,190    $10,320       $10,461
January 2001     $9,674    $10,089    $10,089    $10,250       $10,421
April 2001       $9,064     $9,435     $9,435     $9,607        $9,622
July 2001        $8,455     $8,781     $8,781     $8,964        $8,741
October 2001  $7,765(3)  $7,813(3)  $8,042(3)  $8,225(3)        $7,853

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH
  LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                       AVERAGE ANNUAL TOTAL RETURNS
   -----------------------------------------------------------------------------------------------------
                     CLASS A SHARES*                                     CLASS B SHARES**
   ---------------------------------------------------     ---------------------------------------------
   PERIOD ENDED 10/31/01                                   PERIOD ENDED 10/31/01
   -------------------------                               -------------------------
   1 Year                     (20.36)%(1)    (24.54)%(2)   1 Year                     (21.08)%(1) (24.82)%(2)
   From Inception (6/28/99)   (8.14)%(1)     (10.23)%(2)   From Inception (6/28/99)   (8.88)%(1)  (9.99)%(2)

                     CLASS C SHARES+                                         CLASS D SHARES++
   ---------------------------------------------------      ---------------------------------------------------
   PERIOD ENDED 10/31/01                                    PERIOD ENDED 10/31/01
   -------------------------                                -------------------------
   1 Year                     (21.08)%(1)    (21.83)%(2)    1 Year                     (20.30)%(1)
   From Inception (6/28/99)   (8.88)%(1)     (8.88)%(2)     From Inception (6/28/99)   (8.00)%(1)

---------------------

(1) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.
(2) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.
(3)  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON OCTOBER 31, 2001.
(4) THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI) EAFE INDEX MEASURES THE PERFORMANCE FOR A DIVERSE RANGE OF GLOBAL STOCK MARKETS WITHIN EUROPE, AUSTRALASIA, AND THE FAR EAST. THE PERFORMANCE OF THE INDEX IS LISTED IN U.S. DOLLARS AND ASSUMES REINVESTMENT OF NET DIVIDENDS. "NET DIVIDENDS" REFLECTS A REDUCTION IN DIVIDENDS AFTER TAKING INTO ACCOUNT WITHHOLDING OF TAXES BY CERTAIN FOREIGN COUNTRIES REPRESENTED IN THE INDEX. THE INDEX DOES NOT INCLUDE ANY EXPENSES, FEES OR CHARGES. THE INDEX IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT.
*    THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.
** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.
+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C SHARES IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.
++   CLASS D SHARES HAVE NO SALES CHARGE.

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001

 SHARES                                                 VALUE

-----------------------------------------------------------------

           Common and Preferred Stocks,
           Rights and Warrants (89.4%)
           Australia (1.6%)
           BEVERAGES: ALCOHOLIC
  91,054   Foster's Brewing Group Ltd..............  $    221,807
                                                     ------------
           BEVERAGES: NON-ALCOHOLIC
  72,908   Coca-Cola Amatil Ltd....................       184,134
                                                     ------------
           CASINO/GAMING
  16,104   TABCORP Holdings Ltd....................        80,873
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  14,252   Orica Ltd...............................        33,133
                                                     ------------
           CONSTRUCTION MATERIALS
  49,399   CSR Ltd.................................       156,851
                                                     ------------
           CONTAINERS/PACKAGING
  36,697   Amcor Ltd...............................       121,690
  31,042   Southcorp Holdings Ltd..................       113,857
                                                     ------------
                                                          235,547
                                                     ------------
           ENGINEERING & CONSTRUCTION
  13,503   Leighton Holdings Ltd...................        67,200
                                                     ------------
           FINANCIAL CONGLOMERATES
  15,645   Suncorp-Metway Ltd......................       105,461
                                                     ------------
           FOOD RETAIL
  44,735   Coles Myer Ltd..........................       171,306
  56,222   Woolworth's Ltd.........................       320,819
                                                     ------------
                                                          492,125
                                                     ------------
           FOOD: SPECIALTY/CANDY
  58,901   Goodman Fielder Ltd.....................        41,791
                                                     ------------
           GAS DISTRIBUTORS
  19,992   Australian Gas Light Company Ltd........        89,333
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT
  33,453   Mayne Nickless Ltd......................       125,409
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  52,151   Pacific Dunlop Ltd......................        21,519
  13,281   Wesfarmers Ltd..........................       199,153
                                                     ------------
                                                          220,672
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           LIFE/HEALTH INSURANCE
  36,111   Amp Ltd.................................  $    327,987
                                                     ------------
           MAJOR BANKS
  37,556   Commonwealth Bank of Australia..........       563,166
  53,883   National Australia Bank Ltd.............       828,873
  48,370   Westpac Banking Corp., Ltd..............       360,229
                                                     ------------
                                                        1,752,268
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 374,484   Telstra Corp., Ltd......................       936,548
                                                     ------------
           MEDIA CONGLOMERATES
  82,138   News Corp. Ltd. (The) (Pref.)...........       486,806
  92,768   News Corp., Ltd. (The)..................       638,594
                                                     ------------
                                                        1,125,400
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  44,604   Brambles Industries Ltd.................       244,471
                                                     ------------
           OIL & GAS PRODUCTION
  30,947   Santos Ltd..............................        99,041
                                                     ------------
           OTHER METALS/MINERALS
 140,138   BHP Billiton Ltd........................       629,721
  36,529   M.I.M. Holdings Ltd.....................        18,014
  10,211   Rio Tinto Ltd...........................       164,463
  88,630   WMC Ltd.................................       416,105
                                                     ------------
                                                        1,228,303
                                                     ------------
           PHARMACEUTICALS: OTHER
   5,248   CSL Ltd.................................       132,882
                                                     ------------
           PRECIOUS METALS
  98,791   Normandy Mining Ltd.....................        69,596
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  20,159   QBE Insurance Group Ltd.................        70,298
                                                     ------------
           PULP & PAPER
   6,365   Paperlinx Ltd...........................        13,420
                                                     ------------
           REAL ESTATE DEVELOPMENT
  16,586   Lend Lease Corp., Ltd...................        93,000
                                                     ------------
           REAL ESTATE INVESTMENT TRUSTS
  19,392   AMP Diversified Property Trust..........        25,078

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

  66,755   General Property Trust (Units)++........  $     94,727
     842   Stockland Trust Group...................         1,843
  19,771   Stockland Trust Group (Units)++.........        44,033
   3,745   Westfield Trust.........................         6,464
  75,776   Westfield Trust (Units)++...............       132,694
                                                     ------------
                                                          304,839
                                                     ------------
           STEEL
   8,791   OneSteel Ltd............................         4,455
                                                     ------------
           Total Australia.........................     8,456,844
                                                     ------------
           Austria (0.1%)
           BEVERAGES: ALCOHOLIC
     588   BBAG Oesterreichische Brau-Beteiligungs
            AG.....................................        22,204
                                                     ------------
           BUILDING PRODUCTS
   4,433   Wienerberger Baustoffindustrie AG.......        65,475
                                                     ------------
           CONTAINERS/PACKAGING
     565   Mayr-Melnhof Karton AG..................        28,215
                                                     ------------
           ELECTRIC UTILITIES
   1,959   Oesterreichische
            Elektrizitaetswirtschafts AG (Verbund)
            (A Shares).............................       131,509
                                                     ------------
           ENGINEERING & CONSTRUCTION
     963   VA Technologie AG.......................        18,170
                                                     ------------
           ENVIRONMENTAL SERVICES
   1,080   BWT AG..................................        25,386
                                                     ------------
           MULTI-LINE INSURANCE
     454   Generali Holding Vienna AG..............        62,966
                                                     ------------
           OTHER TRANSPORTATION
   1,002   Flughafen Wien AG.......................        23,643
                                                     ------------
           STEEL
     440   Boehler-Uddeholm AG.....................        17,000
                                                     ------------
           Total Austria...........................       394,568
                                                     ------------
           Belgium (0.1%)
           CHEMICALS: SPECIALTY
   1,383   Solvay S.A. (A Shares)..................        74,420
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR BANKS
   5,795   KBC Bankverzekeringsholding.............  $    159,179
                                                     ------------
           OTHER METALS/MINERALS
     456   Union Miniere S.A.......................        17,174
                                                     ------------
           PHARMACEUTICALS: OTHER
   2,246   UCB S.A.................................        85,603
                                                     ------------
           Total Belgium...........................       336,376
                                                     ------------
           Denmark (0.2%)
           BEVERAGES: ALCOHOLIC
   1,645   Carlsberg AS (Series A).................        63,090
   1,800   Carlsberg AS (Series B).................        76,657
                                                     ------------
                                                          139,747
                                                     ------------
           BIOTECHNOLOGY
     600   Novozymes AS (Series B).................        12,123
                                                     ------------
           FOOD: SPECIALTY/CANDY
   3,700   Danisco AS..............................       136,981
                                                     ------------
           MAJOR BANKS
  15,600   Danske Bank AS..........................       231,205
                                                     ------------
           PHARMACEUTICALS: MAJOR
   6,000   Novo Nordisk AS (Series B)..............       243,545
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS
   2,400   TDC AS..................................        82,464
                                                     ------------
           Total Denmark...........................       846,065
                                                     ------------
           Finland (1.0%)
           BEVERAGES: ALCOHOLIC
   8,005   Hartwall Oyj ABP........................       146,709
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  17,441   Raisio Group PLC........................        15,393
                                                     ------------
           FOOD RETAIL
  18,773   Kesko Oyj (B Shares)....................       156,389
                                                     ------------
           INDUSTRIAL MACHINERY
  10,607   Metso Oyj...............................       103,646
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   5,242   Tietoenator Oyj ABP.....................       117,552
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR TELECOMMUNICATIONS
  39,841   Sonera Oyj..............................  $    226,767
                                                     ------------
           MULTI-LINE INSURANCE
  34,415   Sampo Insurance Co. Ltd. (A Shares).....       309,942
                                                     ------------
           OTHER METALS/MINERALS
  10,655   Outokumpu Oyj...........................        86,363
                                                     ------------
           PULP & PAPER
  11,776   UPM-Kymmene Oyj.........................       382,857
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
 179,176   Nokia Oyj+..............................     3,748,530
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
   4,537   Wartsila Oyj (B Shares).................        81,721
                                                     ------------
           Total Finland...........................     5,375,869
                                                     ------------
           France (11.0%)
           AEROSPACE & DEFENSE
  13,917   Thomson CSF.............................       535,312
                                                     ------------
           AGRICULTURAL COMMODITIES/ MILLING
   4,438   Beghin-Say..............................       151,881
   4,438   Cerestar................................       123,503
   4,438   Provimi.................................        62,071
                                                     ------------
                                                          337,455
                                                     ------------
           APPAREL/FOOTWEAR
  39,095   LVMH (Louis Vuitton Moet Hennessy)+.....     1,379,135
                                                     ------------
           AUTOMOTIVE AFTERMARKET
   6,649   Compagnie Generale des Etablissements
            Michelin (B Shares)....................       205,571
                                                     ------------
           BEVERAGES: ALCOHOLIC
   8,558   Pernod-Ricard...........................       599,245
                                                     ------------
           CHEMICALS: SPECIALTY
   4,004   Air Liquide S.A.........................       540,179
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CONSTRUCTION MATERIALS
     483   Imetal S.A..............................  $     42,934
   4,818   Lafarge S.A.............................       428,268
                                                     ------------
                                                          471,202
                                                     ------------
           CONTAINERS/PACKAGING
   5,822   Compagnie de Saint-Gobain...............       810,089
   6,361   Pechiney S.A. (A Shares)................       292,165
                                                     ------------
                                                        1,102,254
                                                     ------------
           DEPARTMENT STORES
  10,090   Pinault-Printemps-Redoute S.A...........     1,162,234
                                                     ------------
           ELECTRIC UTILITIES
  64,760   Suez S.A................................     2,037,217
                                                     ------------
           ELECTRICAL PRODUCTS
  10,342   Schneider Electric S.A..................       414,287
                                                     ------------
           ENGINEERING & CONSTRUCTION
  40,628   Bouygues S.A............................     1,244,046
                                                     ------------
           FOOD RETAIL
  49,586   Carrefour S.A.+.........................     2,538,759
   6,736   Etablissements Economiques du Casino
            Guichard-Perrachon S.A.................       504,425
                                                     ------------
                                                        3,043,184
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
  26,848   Groupe Danone...........................     3,107,041
                                                     ------------
           FOOD: SPECIALTY/CANDY
   4,438   Cereol..................................       106,357
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  15,568   Accor S.A...............................       488,896
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
  54,410   L'Oreal S.A.+...........................     3,758,426
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   5,014   Cap Gemini S.A..........................       282,226
                                                     ------------
           MAJOR BANKS
  17,743   BNP Paribas S.A.+.......................     1,476,492
  18,826   Societe Generale (A Shares).............       941,833
                                                     ------------
                                                        2,418,325
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR TELECOMMUNICATIONS
  58,382   France Telecom S.A.+....................  $  2,180,444
                                                     ------------
           MEDIA CONGLOMERATES
  44,385   Vivendi Universal S.A...................     2,074,606
                                                     ------------
           MEDICAL SPECIALTIES
   6,130   Essilor International S.A...............       171,638
                                                     ------------
           MOTOR VEHICLES
  13,806   Peugeot S.A.............................       561,381
                                                     ------------
           MULTI-LINE INSURANCE
  80,176   AXA+....................................     1,754,618
                                                     ------------
           OIL REFINING/MARKETING
  94,403   TotalFinaElf S.A........................    13,263,017
                                                     ------------
           OILFIELD SERVICES/EQUIPMENT
   1,161   Technip - Coflexip S.A..................       131,327
                                                     ------------
           OTHER CONSUMER SPECIALTIES
   5,655   Societe BIC S.A.........................       173,719
                                                     ------------
           PACKAGED SOFTWARE
   3,213   Dassault Systemes S.A...................       128,361
                                                     ------------
           PHARMACEUTICALS: MAJOR
  75,584   Aventis S.A.............................     5,564,800
  70,874   Sanofi-Synthelabo S.A...................     4,675,483
                                                     ------------
                                                       10,240,283
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES
   8,730   Lagardere S.C.A.........................       308,042
                                                     ------------
           REAL ESTATE DEVELOPMENT
   2,770   Gecina..................................       211,547
   3,760   Klepierre...............................       348,784
   6,854   Simco S.A...............................       474,990
   1,764   Simco-CIF de Valeur Garant (Warrants due
            10/31/03)*.............................         9,024
  14,131   Societe Fonciere Lyonnaise..............       346,158
   1,010   Societe Immobiliere de Location pour
            l'Industrie et le Commerce.............       141,444
   9,470   Sophia (EX-SFI).........................       263,366
  19,410   Unibail.................................     1,006,011
                                                     ------------
                                                        2,801,324
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           RESTAURANTS
  11,076   Sodexho Alliance S.A....................  $    521,695
                                                     ------------
           SEMICONDUCTORS
  30,749   STMicroelectronics NV...................       869,546
                                                     ------------
           STEEL
  29,411   Usinor S.A..............................       309,904
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
  54,393   Alcatel+................................       821,501
   1,286   Sagem S.A...............................        59,935
                                                     ------------
                                                          881,436
                                                     ------------
           Total France............................    59,603,933
                                                     ------------
           Germany (5.4%)
           AIRLINES
  16,450   Deutsche Lufthansa AG...................       170,371
                                                     ------------
           AUTO PARTS: O.E.M.
   5,200   Continental AG..........................        51,983
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  19,900   BASF AG.................................       670,281
  25,700   Bayer AG................................       754,541
                                                     ------------
                                                        1,424,822
                                                     ------------
           CONSTRUCTION MATERIALS
     900   Dyckerhoff AG (Pref.)...................        11,615
   3,324   Heidelberger Zement AG..................       138,304
                                                     ------------
                                                          149,919
                                                     ------------
           DEPARTMENT STORES
   6,650   Karstadquelle AG........................       212,310
  22,900   Metro AG................................       763,078
                                                     ------------
                                                          975,388
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
  12,200   Beiersdorf AG...........................     1,364,625
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  83,580   E. ON AG................................     4,328,148
   5,000   MAN AG..................................        86,458
  50,600   RWE AG..................................     1,982,311
  39,025   Siemens AG..............................     1,859,219
  17,750   ThyssenKrupp AG.........................       191,029
                                                     ------------
                                                        8,447,165
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           INDUSTRIAL MACHINERY
   6,400   Linde AG................................  $    253,609
                                                     ------------
           INDUSTRIAL SPECIALTIES
     400   SGL Carbon AG*..........................         7,925
                                                     ------------
           MAJOR BANKS
  20,672   Bayerische Hypo - und Vereinsbank AG+...       627,400
  24,350   Deutsche Bank AG (Registered Shares)+...     1,348,671
                                                     ------------
                                                        1,976,071
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 145,300   Deutsche Telecom AG+....................     2,237,658
                                                     ------------
           MEDICAL DISTRIBUTORS
   3,450   Gehe AG.................................       126,768
                                                     ------------
           MEDICAL/NURSING SERVICES
   6,750   Fresenius Medical Care AG...............       419,454
                                                     ------------
           MOTOR VEHICLES
  41,650   DaimlerChrysler AG (Registered
            Shares)+...............................     1,453,512
  13,000   Volkswagen AG...........................       495,240
   3,050   Volkswagen AG (Pref.)...................        78,010
                                                     ------------
                                                        2,026,762
                                                     ------------
           MOVIES/ENTERTAINMENT
   2,800   EM. TV & Merchandising AG*..............         5,674
                                                     ------------
           MULTI-LINE INSURANCE
  15,630   Allianz AG (Registered Shares)+.........     3,672,527
   9,750   Muenchener Rueckver AG (Registered
            Shares)+...............................     2,572,789
                                                     ------------
                                                        6,245,316
                                                     ------------
           OTHER CONSUMER SERVICES
   8,350   Preussag AG.............................       197,024
                                                     ------------
           PACKAGED SOFTWARE
  20,100   SAP AG..................................     2,063,635
                                                     ------------
           PHARMACEUTICALS: MAJOR
   7,432   Merck KGaA..............................       257,690
   9,500   Schering AG.............................       487,675
                                                     ------------
                                                          745,365
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           REAL ESTATE DEVELOPMENT
  30,007   IVG Holding AG..........................  $    337,804
   3,500   WCM Beteiligungs-und Grundbesitz AG*....        40,504
                                                     ------------
                                                          378,308
                                                     ------------
           RESTAURANTS
   4,300   Kamps AG................................        31,019
                                                     ------------
           SPECIALTY STORES
   4,500   Douglas Holding AG......................       106,991
                                                     ------------
           Total Germany...........................    29,405,852
                                                     ------------
           Hong Kong (1.9%)
           AIRLINES
 403,000   Cathay Pacific Airways, Ltd.............       405,583
                                                     ------------
           BROADCASTING
  17,000   Television Broadcasts Ltd...............        50,128
                                                     ------------
           ELECTRIC UTILITIES
 280,800   CLP Holdings Ltd........................     1,058,400
                                                     ------------
           ENGINEERING & CONSTRUCTION
 251,664   New World Development Co., Ltd..........       172,616
                                                     ------------
           GAS DISTRIBUTORS
 629,530   Hong Kong & China Gas Co., Ltd..........       786,912
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  42,000   Shangri-La Asia Ltd.....................        24,231
                                                     ------------
           INDUSTRIAL CONGLOMERATES
 254,900   Hutchison Whampoa Ltd...................     2,058,808
  93,000   Swire Pacific Ltd. (Class A)............       387,500
                                                     ------------
                                                        2,446,308
                                                     ------------
           MAJOR BANKS
 127,600   Hang Seng Bank Ltd......................     1,280,090
                                                     ------------
           MISCELLANEOUS MANUFACTURING
 428,000   Johnson Electric Holdings Ltd...........       373,128
                                                     ------------
           PUBLISHING: NEWSPAPERS
  46,000   South China Morning Post (Holdings)
            Ltd....................................        24,327
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           REAL ESTATE DEVELOPMENT
  87,000   Hang Lung Development Co................  $     73,058
 142,000   Henderson Land Development Co., Ltd.....       456,038
  75,996   Hysan Development Co., Ltd..............        62,355
 353,935   Sino Land Co., Ltd......................        94,156
 259,000   Sun Hung Kai Properties Ltd.............     1,590,526
 253,000   Wharf (Holdings) Ltd. (The).............       467,077
                                                     ------------
                                                        2,743,210
                                                     ------------
           REGIONAL BANKS
 130,434   Bank of East Asia Ltd...................       260,032
                                                     ------------
           SPECIALTY TELECOMMUNICATIONS
1,711,056  Pacific Century CyberWorks Ltd.*........       455,185
                                                     ------------
           WHOLESALE DISTRIBUTORS
 322,000   Li & Fung Ltd...........................       307,551
                                                     ------------
           Total Hong Kong.........................    10,387,701
                                                     ------------
           Ireland (0.1%)
           CONSTRUCTION MATERIALS
   8,191   CRH PLC.................................       127,103
                                                     ------------
           FOOD: SPECIALTY/CANDY
   2,623   Kerry Group PLC (A Shares)..............        33,450
                                                     ------------
           MAJOR BANKS
   9,900   Allied Irish Bank PLC...................        96,292
                                                     ------------
           PULP & PAPER
  18,360   Smurfit (Jefferson) Group PLC...........        36,542
                                                     ------------
           REAL ESTATE DEVELOPMENT
  86,400   Green Property PLC......................       473,096
                                                     ------------
           Total Ireland...........................       766,483
                                                     ------------
           Italy (3.8%)
           APPAREL/FOOTWEAR
  10,254   Benetton Group SpA......................       100,751
                                                     ------------
           BROADCASTING
  51,003   Mediaset SpA............................       333,016
                                                     ------------
           CONSTRUCTION MATERIALS
   4,461   Italcementi SpA.........................        31,016
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           DEPARTMENT STORES
  12,811   La Rinascente SpA.......................  $     45,343
                                                     ------------
           ELECTRIC UTILITIES
 382,971   Enel SpA................................     2,159,097
                                                     ------------
           ELECTRICAL PRODUCTS
 139,536   Pirelli SpA.............................       214,889
                                                     ------------
           ENGINEERING & CONSTRUCTION
  24,787   Impregilo SpA...........................        10,648
                                                     ------------
           FOOD: MEAT/FISH/DAIRY
 105,040   Parmalat Finanziaria SpA................       280,959
                                                     ------------
           GAS DISTRIBUTORS
  25,064   Italgas SpA.............................       212,860
                                                     ------------
           INDUSTRIAL SPECIALTIES
  27,736   Snia SpA................................        30,974
                                                     ------------
           INTEGRATED OIL
 426,051   ENI SpA.................................     5,341,125
                                                     ------------
           LIFE/HEALTH INSURANCE
  69,232   Assicurazioni Generali+.................     1,898,568
                                                     ------------
           MAJOR BANKS
  27,417   Banca di Roma SpA.......................        60,989
 227,661   IntesaBci SpA...........................       533,082
  64,894   Sanpaolo - IMI SpA......................       682,036
 219,417   Unicredito Italiano SpA.................       810,188
                                                     ------------
                                                        2,086,295
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  17,370   Telecom Italia SpA - RNC................        84,162
 217,100   Telecom Italia SpA......................     1,812,473
                                                     ------------
                                                        1,896,635
                                                     ------------
           MOTOR VEHICLES
  16,389   Fiat SpA................................       267,155
   3,384   Fiat SpA (Pref.)........................        37,943
                                                     ------------
                                                          305,098
                                                     ------------
           MULTI-LINE INSURANCE
  32,385   Riunione Adriatica di Sicurta SpA.......       388,782
   3,885   Societe Assicuratrice Industriale SpA
            (SAI)..................................        46,744
                                                     ------------
                                                          435,526
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           REAL ESTATE DEVELOPMENT
 622,000   Beni Stabili SpA........................  $    279,526
                                                     ------------
           REGIONAL BANKS
   9,384   Banca Popolare di Milano................        32,875
  21,746   Mediobanca SpA..........................       232,076
                                                     ------------
                                                          264,951
                                                     ------------
           RESTAURANTS
  13,310   Autogrill SpA...........................       106,684
                                                     ------------
           WIRELESS COMMUNICATIONS
 804,984   Telecom Italia Mobile SpA...............     4,386,060
                                                     ------------
           Total Italy.............................    20,420,021
                                                     ------------
           Japan (20.0%)
           ADVERTISING/MARKETING SERVICES
   6,500   Asatsu - DK Inc.........................       124,204
                                                     ------------
           AGRICULTURAL COMMODITIES/ MILLING
   1,000   Nichirei Corp...........................         2,981
   3,000   Nisshin Seifun Group Inc................        19,941
                                                     ------------
                                                           22,922
                                                     ------------
           AIR FREIGHT/COURIERS
  80,000   Nippon Express Co., Ltd.................       289,401
  19,000   Yamato Transport Co., Ltd...............       356,075
                                                     ------------
                                                          645,476
                                                     ------------
           AIRLINES
  56,000   Japan Airlines Company, Ltd.............       137,188
                                                     ------------
           APPAREL/FOOTWEAR
  25,000   Onward Kashiyama Co., Ltd...............       249,265
   2,000   Wacoal Corp.............................        20,154
                                                     ------------
                                                          269,419
                                                     ------------
           APPAREL/FOOTWEAR RETAIL
     500   Shimamura Co., Ltd......................        30,091
                                                     ------------
           AUTO PARTS: O.E.M.
  42,000   Denso Corporation.......................       603,626
  37,000   NGK Spark Plug Co., Ltd.................       274,343
                                                     ------------
                                                          877,969
                                                     ------------
           AUTOMOTIVE AFTERMARKET
  64,000   Bridgestone Corp........................       603,103
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           BEVERAGES: ALCOHOLIC
  36,000   Asahi Breweries, Ltd....................  $    375,698
 153,000   Kirin Brewery Co., Ltd..................     1,164,429
   4,000   Sapporo Breweries Ltd...................        12,020
   4,000   Takara Shuzo Co., Ltd...................        42,104
                                                     ------------
                                                        1,594,251
                                                     ------------
           BROADCASTING
      10   Fuji Television Network, Inc............        43,606
  13,000   Tokyo Broadcasting
            System, Inc............................       217,622
                                                     ------------
                                                          261,228
                                                     ------------
           BUILDING PRODUCTS
  36,000   Nippon Sheet Glass Company, Ltd.........       146,693
   6,272   Tostem Inax Holding Corp................        87,068
  73,000   Toto Ltd................................       363,629
                                                     ------------
                                                          597,390
                                                     ------------
           CHEMICALS: AGRICULTURAL
  51,000   Kaisha, Ltd.*...........................        86,624
                                                     ------------
           CHEMICALS: MAJOR DIVERSIFIED
  86,000   Asahi Chemical Industry
            Co., Ltd...............................       283,015
 139,000   Mitsubishi Chemical Corp................       297,387
 138,000   Ube Industries, Ltd.....................       218,618
                                                     ------------
                                                          799,020
                                                     ------------
           CHEMICALS: SPECIALTY
   1,000   Daicel Chemical Industries Ltd..........         2,858
   6,000   Dainippon Ink & Chemicals, Inc..........        11,122
   7,000   Denki Kagaku Kogyo Kabushiki Kaisha.....        14,462
  17,000   Kaneka Corp.............................       117,859
  17,000   Kuraray Co., Ltd........................       106,059
   2,000   Mitsubishi Gas Chemical
            Co., Inc...............................         3,920
  18,000   Mitsubishi Rayon Co., Ltd...............        46,448
  24,000   Shin-Etsu Chemical Co., Ltd.............       789,809
   9,000   Showa Denko K.K.........................        10,583

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

 130,000   Sumitomo Chemical Co Ltd................  $    495,754
  29,000   Tosoh Corp..............................        54,940
                                                     ------------
                                                        1,653,814
                                                     ------------
           COMMERCIAL PRINTING/FORMS
  75,000   Dai Nippon Printing Co., Ltd............       798,628
                                                     ------------
           COMPUTER PROCESSING HARDWARE
 133,000   Fujitsu Ltd.+...........................       983,978
                                                     ------------
           CONSTRUCTION MATERIALS
  13,000   Sumitomo Osaka Cement Co., Ltd..........        21,975
   7,000   Taiheyo Cement Corp.....................        14,691
                                                     ------------
                                                           36,666
                                                     ------------
           CONSUMER SUNDRIES
   4,400   Sanrio Co., Ltd.........................        38,266
                                                     ------------
           CONTAINERS/PACKAGING
  27,000   Toyo Seikan Kaisha, Ltd.................       351,666
                                                     ------------
           DATA PROCESSING SERVICES
   1,700   Trans Cosmos Inc........................        45,811
                                                     ------------
           DEPARTMENT STORES
   2,000   Daimaru, Inc............................         9,097
   1,000   Isetan..................................        10,640
  25,400   Marui Co., Ltd..........................       343,686
  61,000   Mitsukoshi Ltd.*........................       210,207
  22,000   Mycal Corp..............................           898
   3,000   Takashimaya Co., Ltd....................        21,068
                                                     ------------
                                                          595,596
                                                     ------------
           ELECTRIC UTILITIES
 105,600   Kansai Electric Power Co. Inc...........     1,746,203
  42,700   Tohoku Electric Power
            Co., Inc...............................       751,417
 139,800   Tokyo Electric Power Co.................     3,470,456
                                                     ------------
                                                        5,968,076
                                                     ------------
           ELECTRICAL PRODUCTS
   4,000   Fujikura Ltd............................        17,704
  62,000   Furukawa Electric Co., Ltd..............       357,439
  52,000   NGK Insulators, Ltd.....................       421,231

 SHARES                                                 VALUE

-----------------------------------------------------------------

   3,100   Nidec Corp..............................  $    121,003
  44,000   Sumitomo Electric Industries............       372,954
                                                     ------------
                                                        1,290,331
                                                     ------------
           ELECTRONIC COMPONENTS
   8,286   Alps Electric Co. Ltd...................        52,506
  35,000   Citizens Watch Co., Ltd.................       184,346
   2,700   Hirose Electric Co., Ltd................       197,991
   8,200   Hoya Corp...............................       489,482
  21,700   Murata Manufacturing
            Co., Ltd...............................     1,360,902
  18,000   Nitto Denko Corp........................       305,733
  10,000   Taiyo Yuden Co., Ltd....................       135,228
                                                     ------------
                                                        2,726,188
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
  50,000   Canon, Inc..............................     1,453,536
  67,000   Casio Computer Co., Ltd.................       358,362
  15,800   Kyocera Corp............................     1,074,751
 151,000   Matsushita Electric Industrial Co.,
            Ltd.+..................................     1,787,931
 204,000   Mitsubishi Electric Corp................       732,974
 133,000   NEC Corp................................     1,205,537
  12,000   Omron Corp..............................       152,866
 184,000   Sanyo Electric Co. Ltd..................       877,478
 217,000   Toshiba Corp............................       802,719
  12,000   Yokogawa Electric Corp..................        88,682
                                                     ------------
                                                        8,534,836
                                                     ------------
           ELECTRONIC PRODUCTION EQUIPMENT
   6,400   Advantest Corp..........................       329,250
  30,000   Nikon Corporation.......................       230,524
  12,500   Tokyo Electron Ltd......................       513,433
                                                     ------------
                                                        1,073,207
                                                     ------------
           ELECTRONICS/APPLIANCES
  17,000   Pioneer Corp............................       326,229
  91,000   Sharp Corp..............................       940,764
  63,700   Sony Corp...............................     2,408,386
                                                     ------------
                                                        3,675,379
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           ENGINEERING & CONSTRUCTION
  14,100   Daito Trust Construction
            Co., Ltd...............................  $    241,218
  10,000   JGC Corp................................        71,044
 139,000   Kajima Corp.............................       459,701
   5,000   Kinden Corp.............................        28,213
   1,000   Nippon Comsys Corp......................         7,921
   4,000   Nishimatsu Construction Co., Ltd........        15,450
  34,000   Obayashi Corp...........................       146,872
 103,000   Shimizu Corporation.....................       453,348
 141,000   Taisei Corporation......................       420,260
   2,000   Toda Corp...............................         6,761
                                                     ------------
                                                        1,850,788
                                                     ------------
           FINANCE/RENTAL/LEASING
  10,500   Acom Co., Ltd...........................       876,286
   2,800   Credit Saison Co., Ltd..................        66,993
   3,400   Nichiei Co., Ltd........................        27,931
  22,000   Nippon Shinpan Co., Ltd.................        30,541
  38,000   Orient Corp.............................        41,581
   6,600   Orix Corp...............................       577,217
  10,200   Promise Co., Ltd........................       659,677
  11,500   Takefuji Corp...........................       954,107
                                                     ------------
                                                        3,234,333
                                                     ------------
           FOOD RETAIL
  33,000   Aeon Co., Ltd...........................       707,374
  82,000   Daiei, Inc.*............................        81,022
  36,000   Ito-Yokado Co., Ltd.+...................     1,587,457
  29,000   Seiyu, Ltd.*............................        73,175
                                                     ------------
                                                        2,449,028
                                                     ------------
           FOOD: MEAT/FISH/DAIRY
   1,000   Meiji Dairies Corp......................         3,373
  31,000   Nippon Meat Packers, Inc................       282,255
   4,000   Snow Brand Milk Products Co., Ltd.......         9,440
   1,000   Yakult Honsha Co., Ltd..................         9,750
                                                     ------------
                                                          304,818
                                                     ------------
           FOOD: SPECIALTY/CANDY
  98,000   Ajinomoto Co., Inc......................     1,060,346
   2,000   House Foods Corp........................        18,373
   3,000   Kikkoman Corp...........................        17,883

 SHARES                                                 VALUE

-----------------------------------------------------------------

   6,000   Meiji Seika Kaisha Ltd..................  $     28,760
   2,400   Nissin Food Products Co., Ltd...........        50,269
   4,000   Yamazaki Baking Co., Ltd................        25,543
                                                     ------------
                                                        1,201,174
                                                     ------------
           FOREST PRODUCTS
   1,000   Sumitomo Forestry Co., Ltd..............         5,635
                                                     ------------
           GAS DISTRIBUTORS
 234,000   Osaka Gas Co., Ltd......................       707,006
 228,000   Tokyo Gas Co., Ltd......................       709,358
                                                     ------------
                                                        1,416,364
                                                     ------------
           HOME BUILDING
  74,000   Daiwa House Industry
            Co., Ltd...............................       499,134
   7,000   Sekisui Chemical Co., Ltd...............        19,949
  77,000   Sekisui House Ltd.......................       619,974
                                                     ------------
                                                        1,139,057
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
   4,000   Kanebo, Ltd.*...........................         7,578
  68,000   Kao Corp................................     1,610,322
  35,000   Shiseido Company, Ltd...................       346,113
   2,100   Uni-Charm Corp..........................        54,189
                                                     ------------
                                                        2,018,202
                                                     ------------
           INDUSTRIAL CONGLOMERATES
 231,000   Hitachi Ltd.+...........................     1,575,086
  24,000   Kawasaki Heavy Industries, Ltd.*........        24,694
                                                     ------------
                                                        1,599,780
                                                     ------------
           INDUSTRIAL MACHINERY
  28,000   Amada Co., Ltd..........................       126,441
   4,000   Daifuku Co., Ltd........................        16,659
   9,000   Daikin Industries Ltd...................       130,083
  19,800   Fanuc, Ltd.+............................       824,596
   4,600   Fuji Machine Manufacturing Co., Ltd.....        59,726
  64,000   Ishikawajima-Harima Heavy Industry......       118,112
 190,000   Kubota Corp.............................       601,993
 367,000   Mitsubishi Heavy Industries Ltd.+.......     1,234,722
                                                     ------------
                                                        3,112,332
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           INDUSTRIAL SPECIALTIES
 150,000   Asahi Glass Company, Ltd................  $    805,977
   9,000   Noritake Co., Ltd.......................        37,996
                                                     ------------
                                                          843,973
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
   4,000   CSK Corp................................       101,584
  23,100   Softbank Corp...........................       494,219
   6,300   TIS Inc.................................       169,255
                                                     ------------
                                                          765,058
                                                     ------------
           INVESTMENT BANKS/BROKERS
 105,000   Daiwa Securities Group Inc.*............       685,938
 149,000   Nomura Holdings, Inc....................     1,958,925
                                                     ------------
                                                        2,644,863
                                                     ------------
           MAJOR BANKS
 106,000   Asahi Bank Ltd. (The)...................       105,602
  44,000   Bank of Yokohama Ltd....................       156,655
  77,000   Daiwa Bank Ltd..........................        79,855
  39,000   Joyo Bank, Ltd. (The)...................       111,465
     212   Mitsubishi Tokyo Financial Group,
            Inc.*..................................     1,575,372
     336   Mizuho Holdings, Inc.+..................     1,015,189
  31,000   Shizuoka Bank, Ltd. (The)...............       229,348
 211,000   Sumitomo Bank Ltd. (The)................     1,304,320
                                                     ------------
                                                        4,577,806
                                                     ------------
           MAJOR TELECOMMUNICATIONS
   1,008   Nippon Telegraph & Telephone Corp.......     4,148,555
                                                     ------------
           MARINE SHIPPING
   3,000   Kamigumi Co. Ltd........................        12,445
   4,000   Kawasaki Kisen Kaisha, Ltd..............         5,520
   2,000   Mitsubishi Logistics Corp...............        17,965
 132,000   Nippon Yusen Kabushiki Kaisha...........       450,563
                                                     ------------
                                                          486,493
                                                     ------------
           MEDICAL SPECIALTIES
   5,000   Olympus Optical Co., Ltd................        74,269
  23,000   Terumo Corp.............................       380,328
                                                     ------------
                                                          454,597
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           METAL FABRICATIONS
   3,000   Koyo Seiko Co., Ltd.....................  $     11,440
  10,000   Minebea Co., Ltd........................        51,935
  76,000   Mitsubishi Materials Corp...............       114,192
   8,000   Mitsui Mining & Smelting Co., Ltd.......        24,041
  83,000   NSK Ltd.................................       276,531
  35,000   NTN Corp................................        67,451
                                                     ------------
                                                          545,590
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
   2,700   Meitec Corp.............................        70,554
  24,000   Secom Co., Ltd..........................     1,248,408
                                                     ------------
                                                        1,318,962
                                                     ------------
           MISCELLANEOUS MANUFACTURING
  48,000   Ebara Corp..............................       329,250
   5,000   Kurita Water Industries Ltd.............        55,692
  27,000   Takuma Co., Ltd.........................       226,874
                                                     ------------
                                                          611,816
                                                     ------------
           MOTOR VEHICLES
  60,000   Honda Motor Co.+........................     2,150,906
 247,000   Nissan Motor Co., Ltd.*.................     1,089,172
 252,400   Toyota Motor Corp.......................     6,121,411
                                                     ------------
                                                        9,361,489
                                                     ------------
           MOVIES/ENTERTAINMENT
     700   Namco Ltd...............................        12,804
   7,400   Oriental Land Co. Ltd...................       546,872
     100   Toho Co., Ltd...........................        11,596
  41,000   Tokyo Dome Corp.*.......................       106,133
                                                     ------------
                                                          677,405
                                                     ------------
           OFFICE EQUIPMENT/SUPPLIES
   1,000   Kokuyo Co., Ltd.........................         8,656
                                                     ------------
           OIL & GAS PRODUCTION
   6,000   Teikoku Oil Co., Ltd....................        26,752
                                                     ------------
           OIL REFINING/MARKETING
  32,000   Cosmo Oil Co., Ltd......................        63,498
  62,000   Japan Energy Corp.*.....................       104,802

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

 200,000   Nippon Mitsubishi Oil Corp..............  $  1,064,838
  15,000   Showa Shell Sekiyu K.K..................       104,728
                                                     ------------
                                                        1,337,866
                                                     ------------
           OTHER CONSUMER SERVICES
  14,300   Benesse Corporation.....................       441,401
                                                     ------------
           OTHER METALS/MINERALS
  39,000   Sumitomo Metal Mining Co................       127,389
                                                     ------------
           PACKAGED SOFTWARE
   2,900   Fuji Soft ABC Inc.......................       121,721
   8,300   Konami Co., Ltd.........................       258,231
                                                     ------------
                                                          379,952
                                                     ------------
           PHARMACEUTICALS: MAJOR
  52,000   Sankyo Co., Ltd.........................     1,010,616
  53,000   Takeda Chemical Industries, Ltd.........     2,566,471
                                                     ------------
                                                        3,577,087
                                                     ------------
           PHARMACEUTICALS: OTHER
  35,000   Chugai Pharmaceutical Co................       511,310
   8,000   Daiichi Pharmaceutical
            Co., Ltd...............................       187,816
  15,000   Eisai Co., Ltd..........................       383,391
  15,000   Kyowa Hakko Kogyo Co., Ltd..............        87,947
  18,000   Shionogi & Co., Ltd.....................       321,901
  44,000   Taisho Pharmaceutical
            Co., Ltd...............................       871,305
  37,000   Yamanouchi Pharmaceutical Co., Ltd......     1,096,766
                                                     ------------
                                                        3,460,436
                                                     ------------
           PROPERTY - CASUALTY INSURERS
 131,000   Mitsui Marine & Fire Insurance Co.,
            Ltd....................................       727,421
 105,000   Tokio Marine & Fire Insurance Co........       858,280
                                                     ------------
                                                        1,585,701
                                                     ------------
           PUBLISHING: BOOKS/MAGAZINES
   3,200   Kadokawa Shoten Publishing Co., Ltd.....        50,172
  47,000   Toppan Printing Co. Ltd.................       437,147
                                                     ------------
                                                          487,319
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           PULP & PAPER
  11,000   Mitsubishi Paper Mills Ltd..............  $     16,977
      49   Nippon Unipac Holding...................       244,080
 131,000   Oji Paper Co. Ltd.......................       639,703
                                                     ------------
                                                          900,760
                                                     ------------
           RAILROADS
     152   Central Japan Railway Co................     1,062,486
     345   East Japan Railway Co.+.................     2,008,697
  23,000   Keihin Electric Express Railway Co.,
            Ltd....................................        98,040
 150,000   Kinki Nippon Railway Co.................       559,775
  97,000   Tobu Railway Co., Ltd...................       289,907
 116,000   Tokyu Corp..............................       522,881
                                                     ------------
                                                        4,541,786
                                                     ------------
           REAL ESTATE DEVELOPMENT
  81,000   Mitsubishi Estate Co., Ltd..............       791,744
  51,000   Mitsui Fudosan Co., Ltd.................       517,663
                                                     ------------
                                                        1,309,407
                                                     ------------
           RECREATIONAL PRODUCTS
  50,000   Fuji Photo Film Co., Ltd.+..............     1,649,518
   3,000   Konica Corp.............................        15,458
  10,800   Nintendo Co., Ltd.......................     1,665,066
  14,000   Sega Enterprises Ltd.*..................       272,660
  11,200   Shimano, Inc............................       140,206
   6,000   Yamaha Corp.............................        47,526
                                                     ------------
                                                        3,790,434
                                                     ------------
           REGIONAL BANKS
  25,000   Bank of Fukuoka, Ltd. (The).............        99,420
 147,000   Chuo Mitsui Trust & Banking Co., Ltd.
            (The)..................................       192,063
  28,000   Gunma Bank Ltd. (The)...................       128,270
                                                     ------------
                                                          419,753
                                                     ------------
           RESTAURANTS
  20,000   Skylark Co., Ltd........................       504,655
                                                     ------------
           SEMICONDUCTORS
  11,100   Rohm Co., Ltd...........................     1,181,063
                                                     ------------
           SPECIALTY STORES
   1,000   UNY Co., Ltd............................         9,619
                                                     ------------
           STEEL
 241,400   Kawasaki Steel Corp.....................       242,464

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

 616,000   Nippon Steel Co.........................  $    824,955
 210,000   Sumitomo Metal Industries, Ltd.*........        92,602
                                                     ------------
                                                        1,160,021
                                                     ------------
           TEXTILES
  29,000   Nisshinbo Industries, Inc...............       134,983
  69,000   Teijin Ltd..............................       273,273
  88,000   Toray Industries Inc....................       242,169
   7,000   Toyobo Co., Ltd.........................        10,289
                                                     ------------
                                                          660,714
                                                     ------------
           TOBACCO
     116   Japan Tobacco, Inc......................       757,798
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
 124,000   Komatsu Ltd.............................       378,703
   6,300   SMC Corporation.........................       542,749
                                                     ------------
                                                          921,452
                                                     ------------
           WHOLESALE DISTRIBUTORS
  95,000   Itochu Corp.............................       278,499
 100,000   Marubeni Corporation*...................       111,057
 104,000   Mitsubishi Corp.........................       796,603
 105,000   Mitsui & Co.............................       619,059
  71,000   Sumitomo Corporation....................       415,123
   2,900   World Co., Ltd..........................        97,093
                                                     ------------
                                                        2,317,434
                                                     ------------
           Total Japan.............................   108,496,900
                                                     ------------
           Netherlands (6.3%)
           AIR FREIGHT/COURIERS
  43,458   TNT Post Group NV.......................       850,083
                                                     ------------
           BEVERAGES: ALCOHOLIC
  77,537   Heineken NV.............................     2,852,548
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
 114,027   Koninklijke (Royal) Philips Electronics
            NV+....................................     2,591,964
   1,034   OCE NV..................................         7,934
                                                     ------------
                                                        2,599,898
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           ELECTRONIC PRODUCTION EQUIPMENT
  11,141   ASML Holding NV*........................  $    160,537
                                                     ------------
           FINANCIAL CONGLOMERATES
  95,134   ING Groep NV............................     2,373,272
                                                     ------------
           FINANCIAL PUBLISHING/ SERVICES
  35,625   Elsevier NV.............................       414,203
  15,959   Wolters Kluwer NV.......................       335,171
                                                     ------------
                                                          749,374
                                                     ------------
           FOOD RETAIL
  59,955   Koninklijke Ahold NV....................     1,687,898
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 113,120   Unilever NV.............................     5,929,176
                                                     ------------
           INDUSTRIAL SPECIALTIES
  12,114   Akzo Nobel NV...........................       496,945
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  12,201   Getronics NV............................        32,525
                                                     ------------
           INTEGRATED OIL
 226,786   Royal Dutch Petroleum Co................    11,539,756
                                                     ------------
           INVESTMENT TRUSTS/MUTUAL FUNDS
   7,800   Eurocommercial Properties NV............       126,444
  22,300   VIB N.V.................................       478,989
                                                     ------------
                                                          605,433
                                                     ------------
           LIFE/HEALTH INSURANCE
  70,517   Aegon N.V.+.............................     1,771,862
                                                     ------------
           MAJOR BANKS
  70,115   ABN-AMRO Holding NV+....................     1,070,949
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  46,180   Koninklijke (Royal) Kpn NV*.............       178,836
                                                     ------------
           PERSONNEL SERVICES
   9,040   Vedior NV...............................        83,043
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           REAL ESTATE DEVELOPMENT
  18,400   Rodamco Continental Europe NV...........  $    651,573
  12,592   Uni-Invest NV...........................       120,216
                                                     ------------
                                                          771,789
                                                     ------------
           WHOLESALE DISTRIBUTORS
   7,541   Buhrmann NV.............................        47,608
   9,839   Hagemeyer NV............................       140,890
                                                     ------------
                                                          188,498
                                                     ------------
           Total Netherlands.......................    33,942,422
                                                     ------------
           New Zealand (0.0%)
           FOREST PRODUCTS
  62,696   Carter Holt Harvey Ltd..................        36,866
                                                     ------------
           MAJOR TELECOMMUNICATIONS
  21,670   Telecom Corporation of New Zealand
            Ltd....................................        41,257
                                                     ------------
           Total New Zealand.......................        78,123
                                                     ------------
           Norway (0.1%)
           FOOD: SPECIALTY/CANDY
  13,400   Orkla ASA...............................       223,080
                                                     ------------
           METAL FABRICATIONS
   1,900   Elkem ASA...............................        30,989
                                                     ------------
           PULP & PAPER
   2,400   Norske Skogindustrier ASA...............        37,525
                                                     ------------
           Total Norway............................       291,594
                                                     ------------
           Portugal (0.4%)
           ELECTRIC UTILITIES
 383,765   Electricidade de Portugal, S.A..........       922,802
                                                     ------------
           FINANCIAL CONGLOMERATES
  45,250   BPI-SGPS, S.A. (Registered Shares)......        97,805
                                                     ------------
           FOOD RETAIL
   8,898   Jeronimo Martins SGPS, S.A.*............        59,621
  26,090   Sonae, S.G.P.A., S.A....................        17,387
                                                     ------------
                                                           77,008
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR TELECOMMUNICATIONS
  33,073   Portugal Telecom, S.A. (Registered
            Shares)................................  $    262,113
                                                     ------------
           OTHER TRANSPORTATION
  33,885   Brisa-Auto Estradas de Portugal, S.A....       302,117
                                                     ------------
           REGIONAL BANKS
  81,730   Banco Comercial Portugues, S.A..........       323,866
   4,552   Banco Espirito Santo e Comercial de
            Lisboa, S.A. (Registered Shares).......        56,164
                                                     ------------
                                                          380,030
                                                     ------------
           Total Portugal..........................     2,041,875
                                                     ------------
           Singapore (0.7%)
           AEROSPACE & DEFENSE
 281,000   Singapore Technologies Engineering
            Ltd....................................       317,270
                                                     ------------
           AIRLINES
 112,000   Singapore Airlines Ltd..................       518,717
                                                     ------------
           BEVERAGES: ALCOHOLIC
  30,000   Fraser & Neave Ltd......................       112,634
                                                     ------------
           COMPUTER PERIPHERALS
   1,500   Creative Technology, Ltd................         8,961
                                                     ------------
           ELECTRONIC COMPONENTS
   8,000   Venture Manufacturing Ltd...............        42,313
                                                     ------------
           ENGINEERING & CONSTRUCTION
 171,000   Sembcorp Industries Ltd.................       141,524
                                                     ------------
           FINANCIAL CONGLOMERATES
  47,000   Keppel Corp., Ltd.......................        81,403
                                                     ------------
           HOSPITAL/NURSING MANAGEMENT
  80,000   Parkway Holdings Ltd....................        41,875
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  79,000   Hotel Properties Ltd....................        51,959
  58,000   United Overseas Land, Ltd...............        48,638
                                                     ------------
                                                          100,597
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR BANKS
 106,115   DBS Group Holdings Ltd..................  $    604,876
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 341,100   Singapore Telecommunications Ltd........       323,433
                                                     ------------
           MARINE SHIPPING
  61,000   Neptune Orient Lines Ltd.*..............        26,413
                                                     ------------
           PUBLISHING: NEWSPAPERS
  24,000   Singapore Press
            Holdings Ltd...........................       207,838
                                                     ------------
           REAL ESTATE DEVELOPMENT
 121,750   Capitaland Ltd..........................        92,088
  63,000   City Developments Ltd...................       142,954
  27,000   First Capital Corporation Ltd...........        15,243
 156,000   United Industrial Corp..................        58,142
                                                     ------------
                                                          308,427
                                                     ------------
           REGIONAL BANKS
 100,950   Oversea - Chinese Banking Corp., Ltd....       580,967
  82,104   United Overseas Bank Ltd................       459,008
                                                     ------------
                                                        1,039,975
                                                     ------------
           SEMICONDUCTORS
  12,000   Chartered Semiconductor Manufacturing
            Ltd.*..................................        23,020
                                                     ------------
           SPECIALTY STORES
  27,000   Cycle and Carriage Ltd..................        42,176
                                                     ------------
           Total Singapore.........................     3,941,452
                                                     ------------
           Spain (3.1%)
           BUILDING PRODUCTS
   4,956   Zardoya Otis S.A........................        44,634
                                                     ------------
           ELECTRIC UTILITIES
 106,340   Endesa S.A.+............................     1,628,087
 102,348   Iberdrola S.A...........................     1,407,506
  33,683   Union Electrica Fenosa, S.A.............       500,829
                                                     ------------
                                                        3,536,422
                                                     ------------
           ENGINEERING & CONSTRUCTION
   5,599   ACS, Actividades de Construccion y
            Servicios, S.A.........................       134,886

 SHARES                                                 VALUE

-----------------------------------------------------------------

   8,524   Fomento de Construcciones y Contratas
            S.A....................................  $    183,857
  13,521   Grupo Dragados, S.A.....................       164,268
                                                     ------------
                                                          483,011
                                                     ------------
           FOOD: SPECIALTY/CANDY
   2,973   Ebro Puleva, S.A........................        27,444
   2,973   Ebro Puleva, S.A. (Rights)..............             -
                                                     ------------
                                                           27,444
                                                     ------------
           GAS DISTRIBUTORS
  46,281   Gas Natural SDG, S.A....................       831,529
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
   8,922   Sol Melia S.A...........................        60,666
                                                     ------------
           MAJOR BANKS
 218,416   Banco Bilbao Vizcaya Argentaria,
            S.A.+..................................     2,445,049
 230,483   Banco Santander Central Hispano,
            S.A.+..................................     1,774,749
                                                     ------------
                                                        4,219,798
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 239,920   Telefonica S.A.*........................     2,882,400
                                                     ------------
           OIL REFINING/MARKETING
 131,584   Repsol-YPF, S.A.........................     1,907,923
                                                     ------------
           OTHER TRANSPORTATION
  25,386   Autopistas Concesionaria Espanola
            S.A....................................       233,656
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  20,568   Corporacion Mapfre S.A..................       112,438
                                                     ------------
           REAL ESTATE DEVELOPMENT
  35,620   Inmobiliaria Colonial, S.A..............       392,972
  42,515   Metrovacesa S.A.........................       568,209
 111,430   Vallehermoso S.A........................       713,516
                                                     ------------
                                                        1,674,697
                                                     ------------
           RESTAURANTS
  20,667   TelePizza, S.A.*........................        35,550
                                                     ------------
           STEEL
   2,355   Acerinox S.A............................        73,787
                                                     ------------
           TOBACCO
  22,074   Altadis, S.A............................       362,807
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           WATER UTILITIES
  16,442   Sociedad General de Aguas de Barcelona,
            S.A....................................  $    208,788
                                                     ------------
           Total Spain.............................    16,695,550
                                                     ------------
           Sweden (1.6%)
           APPAREL/FOOTWEAR RETAIL
  80,800   Hennes & Mauritz AB (B Shares)..........     1,413,343
                                                     ------------
           CONTAINERS/PACKAGING
   2,608   AssiDoman AB............................        66,288
                                                     ------------
           ELECTRONICS/APPLIANCES
  30,400   Electrolux AB (Series B)................       364,956
                                                     ------------
           ENGINEERING & CONSTRUCTION
  11,200   JM AB (B Shares)........................       225,847
  40,800   Skanska AB (B Shares)...................       218,118
                                                     ------------
                                                          443,965
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
  11,786   Svenska Cellulosa AB (B Shares).........       266,404
                                                     ------------
           INDUSTRIAL MACHINERY
  10,200   Atlas Copco AB (A Shares)...............       207,595
   5,700   Atlas Copco AB (B Shares)...............       108,792
  22,400   Sandvik AB (B Shares)...................       472,702
                                                     ------------
                                                          789,089
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  28,200   WM-Data AB (B Shares)...................        55,807
                                                     ------------
           INVESTMENT BANKS/BROKERS
   7,300   OM AB...................................        78,394
                                                     ------------
           LIFE/HEALTH INSURANCE
  75,400   Skandia Forsakrings AB..................       452,594
                                                     ------------
           MAJOR BANKS
  24,700   Skandinaviska Enskilda Banken AB........       188,804
  33,000   Svenska Handelsbanken AB (A Shares).....       407,002
                                                     ------------
                                                          595,806
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           MAJOR TELECOMMUNICATIONS
   3,385   Tele2 AB (B Shares)*....................  $    104,292
  67,204   Telia AB................................       294,353
                                                     ------------
                                                          398,645
                                                     ------------
           METAL FABRICATIONS
   7,000   SKF AB (B Shares).......................       117,519
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  38,700   Securitas AB (Series "B" Free)..........       644,268
                                                     ------------
           MISCELLANEOUS MANUFACTURING
  11,500   Trelleborg AB (Series B)................        77,119
                                                     ------------
           REAL ESTATE DEVELOPMENT
  21,760   Castellum AB............................       223,476
  11,445   Drott AB (B Shares).....................       111,100
  82,950   Wihlborgs Fastigheter AB (B Shares).....       103,473
                                                     ------------
                                                          438,049
                                                     ------------
           REGIONAL BANKS
  86,920   Nordea AB...............................       383,970
                                                     ------------
           STEEL
   5,100   SSAB Svenskt Stal AB (Series A).........        41,854
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
 418,600   Telefonaktiebolaget LM Ericsson AB
            (Series "B" Free)......................     1,813,838
                                                     ------------
           TOBACCO
  28,800   Swedish Match AB........................       148,564
                                                     ------------
           TRUCKS/CONSTRUCTION/FARM MACHINERY
   4,100   Volvo AB (A Shares).....................        54,412
  15,500   Volvo AB (B Shares).....................       215,155
                                                     ------------
                                                          269,567
                                                     ------------
           Total Sweden............................     8,860,039
                                                     ------------
           Switzerland (8.6%)
           CHEMICALS: AGRICULTURAL
   3,707   Syngenta AG*............................       189,492
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CHEMICALS: SPECIALTY
      35   Lonza AG*...............................  $     20,141
                                                     ------------
           CONSTRUCTION MATERIALS
   1,050   Holcim Ltd. (B Shares)*.................       202,158
   1,075   Holcim Ltd. (Regular Shares)............        42,776
                                                     ------------
                                                          244,934
                                                     ------------
           FINANCIAL CONGLOMERATES
  56,934   UBS AG (Registered Shares)*.............     2,647,161
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
  75,710   Nestle S.A. (Registered Shares).........    15,712,084
                                                     ------------
           HOUSEHOLD/PERSONAL CARE
     590   Givaudan (Registered Shares)*...........       180,594
                                                     ------------
           INDUSTRIAL CONGLOMERATES
  57,808   ABB Ltd.*...............................       491,908
     233   Sulzer AG (Registered Shares)*..........        27,814
                                                     ------------
                                                          519,722
                                                     ------------
           MAJOR BANKS
  50,660   Credit Suisse Group (Registered
            Shares)*...............................     1,851,486
                                                     ------------
           MAJOR TELECOMMUNICATIONS
   5,974   Swisscom AG (Registered Shares)+........     1,658,530
                                                     ------------
           MEDICAL SPECIALTIES
     466   Sulzer Medica AG (Registered Shares)....        10,841
                                                     ------------
           METAL FABRICATIONS
     167   Georg Fischer AG (Registered Shares)....        25,559
                                                     ------------
           MULTI-LINE INSURANCE
   4,668   Zurich Financial Services AG+...........     1,068,768
                                                     ------------
           OTHER CONSUMER SPECIALTIES
   4,590   Swatch Group AG (B Shares)*.............       355,455
   5,600   Swatch Group AG (Registered Shares)*....        93,076
                                                     ------------
                                                          448,531
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           PERSONNEL SERVICES
  19,120   Adecco S.A. (Registered Shares)*........  $    846,266
                                                     ------------
           PHARMACEUTICALS: MAJOR
 311,320   Novartis AG (Registered Shares).........    11,654,250
  82,500   Roche Holdings AG.......................     5,719,697
  25,700   Roche Holdings AG - Bearer..............     1,950,903
                                                     ------------
                                                       19,324,850
                                                     ------------
           PROPERTY - CASUALTY INSURERS
  16,280   Swiss Re (Registered Shares)............     1,674,343
  16,280   Swiss Reinsurance (Rights)..............            --
                                                     ------------
                                                        1,674,343
                                                     ------------
           SPECIALTY STORES
     417   Valora Holding AG.......................        66,628
                                                     ------------
           Total Switzerland.......................    46,489,930
                                                     ------------
           United Kingdom (23.4%)
           ADVERTISING/MARKETING SERVICES
  47,502   WPP Group PLC...........................       430,243
                                                     ------------
           AEROSPACE & DEFENSE
 270,596   BAE Systems PLC.........................     1,315,015
                                                     ------------
           AIRLINES
 141,904   British Airways PLC.....................       307,641
                                                     ------------
           AUTO PARTS: O.E.M.
  57,269   GKN PLC.................................       221,440
                                                     ------------
           BEVERAGES: ALCOHOLIC
 470,801   Diageo PLC..............................     4,702,631
                                                     ------------
           BUILDING PRODUCTS
   3,674   Novar PLC...............................         5,877
                                                     ------------
           CABLE/SATELLITE TV
  96,247   British Sky Broadcasting Group PLC*.....     1,078,303
                                                     ------------
           CASINO/GAMING
 202,072   Hilton Group PLC........................       520,406
                                                     ------------
           CATALOG/SPECIALTY DISTRIBUTION
 104,690   GUS PLC.................................       741,818
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           CHEMICALS: MAJOR DIVERSIFIED
  29,688   Imperial Chemical Industries PLC........  $    139,955
                                                     ------------
           CHEMICALS: SPECIALTY
  30,261   BOC Group PLC...........................       411,678
                                                     ------------
           COMPUTER PROCESSING HARDWARE
   9,428   Psion PLC...............................         7,339
                                                     ------------
           CONSTRUCTION MATERIALS
  15,191   Hanson PLC..............................       104,105
   3,652   RMC Group PLC...........................        33,689
                                                     ------------
                                                          137,794
                                                     ------------
           CONTAINERS/PACKAGING
   5,761   Rexam PLC...............................        30,763
                                                     ------------
           DEPARTMENT STORES
 269,112   Marks & Spencer PLC.....................     1,123,771
 134,968   Woolworths Group PLC*...................        69,714
                                                     ------------
                                                        1,193,485
                                                     ------------
           DRUGSTORE CHAINS
  72,884   Boots Co. PLC...........................       641,580
                                                     ------------
           ELECTRIC UTILITIES
  71,137   International Power PLC*................       228,745
 132,974   National Grid Group PLC.................       944,169
 165,683   Scottish Power PLC......................       952,222
  67,942   United Utilities PLC....................       614,882
                                                     ------------
                                                        2,740,018
                                                     ------------
           ELECTRONIC EQUIPMENT/ INSTRUMENTS
 398,677   Invensys PLC............................       365,447
                                                     ------------
           ELECTRONICS/APPLIANCE STORES
 162,504   Dixons Group PLC........................       498,895
                                                     ------------
           ENGINEERING & CONSTRUCTION
   2,539   Balfour Beatty PLC......................         6,502
                                                     ------------
           FINANCIAL CONGLOMERATES
  73,824   Abbey National PLC+.....................     1,098,844
 478,745   HSBC Holdings PLC.......................     5,248,685
 275,659   Lloyds TSB Group PLC....................     2,783,522
                                                     ------------
                                                        9,131,051
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           FINANCIAL PUBLISHING/ SERVICES
  79,520   Reuters Group PLC.......................  $    753,217
                                                     ------------
           FOOD RETAIL
 170,538   Sainsbury (J.) PLC......................       932,979
 625,227   Tesco PLC...............................     2,206,035
                                                     ------------
                                                        3,139,014
                                                     ------------
           FOOD: MAJOR DIVERSIFIED
 396,534   Unilever PLC............................     2,881,900
                                                     ------------
           FOOD: SPECIALTY/CANDY
 266,712   Cadbury Schweppes PLC...................     1,660,922
  32,388   Tate & Lyle PLC.........................       139,253
                                                     ------------
                                                        1,800,175
                                                     ------------
           GAS DISTRIBUTORS
 335,945   Centrica PLC............................     1,070,472
 353,226   Lattice Group PLC*......................       795,328
                                                     ------------
                                                        1,865,800
                                                     ------------
           HOME BUILDING
   2,502   Taylor Woodrow PLC......................         5,306
                                                     ------------
           HOTELS/RESORTS/CRUISELINES
  56,367   P & O Princess Cruises PLC..............       200,729
 106,615   Six Continents PLC......................       969,530
                                                     ------------
                                                        1,170,259
                                                     ------------
           INDUSTRIAL CONGLOMERATES
   1,046   Smiths Group PLC........................        10,380
                                                     ------------
           INDUSTRIAL SPECIALTIES
   6,713   Pilkington PLC..........................         9,743
                                                     ------------
           INFORMATION TECHNOLOGY SERVICES
  24,154   Logica PlC..............................       261,472
  44,083   Misys PLC...............................       166,766
                                                     ------------
                                                          428,238
                                                     ------------
           INTEGRATED OIL
2,677,711  BP PLC..................................    21,623,186
                                                     ------------
           INVESTMENT MANAGERS
  32,820   Amvescap PLC............................       391,575
  19,532   Schroders PLC...........................       201,775
                                                     ------------
                                                          593,350
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           INVESTMENT TRUSTS/ MUTUAL FUNDS
  34,539   3i Group PLC............................  $    372,887
                                                     ------------
           LIFE/HEALTH INSURANCE
 111,725   Prudential Corp.........................     1,170,431
                                                     ------------
           MAJOR BANKS
  93,223   Barclays PLC............................     2,807,737
 128,032   HBOS PLC................................     1,443,721
 130,880   Royal Bank of Scotland Group PLC........     3,132,580
                                                     ------------
                                                        7,384,038
                                                     ------------
           MAJOR TELECOMMUNICATIONS
 819,577   British Telecommunications PLC..........     4,149,846
                                                     ------------
           MARINE SHIPPING
  56,367   Peninsular & Orient Steam Navigation
            Co.....................................       171,409
                                                     ------------
           MEDICAL SPECIALTIES
  62,342   Amersham PLC............................       550,595
  38,609   Smith & Nephew PLC......................       217,261
                                                     ------------
                                                          767,856
                                                     ------------
           MISCELLANEOUS COMMERCIAL SERVICES
  57,269   Brambles Industries PLC*................       287,684
 165,753   Hays PLC................................       397,329
 182,627   Rentokil Initial PLC....................       657,663
                                                     ------------
                                                        1,342,676
                                                     ------------
           MOVIES/ENTERTAINMENT
  40,440   Carlton Communications PLC..............       112,385
  43,950   Emi Group PLC...........................       178,253
   3,231   Rank Group PLC..........................         8,838
                                                     ------------
                                                          299,476
                                                     ------------
           MULTI-LINE INSURANCE
 137,425   CGNU PLC................................     1,649,615
 341,740   Legal & General Group PLC...............       750,820
                                                     ------------
                                                        2,400,435
                                                     ------------
           OIL & GAS PIPELINES
 353,226   BG Group PLC............................     1,337,539
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           OTHER METALS/MINERALS
  41,912   Rio Tinto PLC...........................  $    680,559
                                                     ------------
           OTHER TRANSPORTATION
 103,733   British Airport Authority PLC...........       829,369
                                                     ------------
           PACKAGED SOFTWARE
  81,001   Sage Group (The) PLC....................       248,677
                                                     ------------
           PERSONNEL SERVICES
  86,940   Capita Group PLC........................       550,265
                                                     ------------
           PHARMACEUTICALS: MAJOR
 167,960   AstraZeneca Group PLC+..................     7,578,280
 654,086   GlaxoSmithKline PLC.....................    17,606,360
                                                     ------------
                                                       25,184,640
                                                     ------------
           PRECIOUS METALS
   2,410   Johnson, Matthey PLC....................        31,787
                                                     ------------
           PUBLISHING: BOOKS/ MAGAZINES
  30,633   Pearson PLC.............................       366,820
  56,692   Reed International PLC..................       464,401
                                                     ------------
                                                          831,221
                                                     ------------
           PULP & PAPER
   5,403   Bunzl PLC...............................        33,804
                                                     ------------
           RAILROADS
  46,596   Railtrack Group PLC.....................             -
                                                     ------------
           REAL ESTATE DEVELOPMENT
 151,027   British Land Company PLC................       977,862
  64,870   Canary Wharf Group PLC*.................       417,893
  95,117   Chelsfied PLC...........................       364,671
  16,500   Derwent Valley Holdings PLC.............       166,936
  59,137   Grantchester Holdings PLC...............       144,985
  49,760   Hammerson PLC...........................       335,940
  83,639   Land Securities PLC.....................     1,011,283
   9,900   Pillar Property PLC.....................        51,856
  43,435   Slough Estates PLC......................       219,929
                                                     ------------
                                                        3,691,355
                                                     ------------
           REAL ESTATE INVESTMENT TRUSTS
  55,866   Great Portland Estates PLC..............       199,148
                                                     ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

 SHARES                                                 VALUE

-----------------------------------------------------------------

           RESTAURANTS
 233,254   Compass Group PLC.......................  $  1,702,014
 233,254   Granada PLC.............................       442,048
                                                     ------------
                                                        2,144,062
                                                     ------------
           SEMICONDUCTORS
  58,878   ARM Holdings PLC*.......................       298,123
                                                     ------------
           SPECIALTY STORES
 113,720   Kingfisher PLC..........................       529,480
                                                     ------------
           STEEL
  47,247   Corus Group PLC*........................        37,981
                                                     ------------
           TELECOMMUNICATION EQUIPMENT
 141,302   Marconi PLC.............................        59,026
                                                     ------------
           TOBACCO
 307,776   British American Tobacco PLC............     2,686,885
                                                     ------------
           WATER UTILITIES
     462   AWG PLC*................................         3,865
                                                     ------------

 SHARES                                                 VALUE

-----------------------------------------------------------------

           WIRELESS COMMUNICATIONS
4,553,558  Vodafone Group PLC......................  $ 10,534,429
                                                     ------------
           Total United Kingdom....................   126,879,718
                                                     ------------
           Total Common and Preferred Stocks,
            Rights and Warrants
            (COST $633,896,496)....................   483,711,315
                                                     ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------

           Short Term Investment (a) (9.0%)
           U.S. Government Agency
$ 49,000   Federal National Mortgage Assoc. 2.48%
            due 11/01/01
            (COST $49,000,000).....................    49,000,000
                                                     ------------

  Total Investments
   (COST $682,896,496) (b)................    98.4%  532,711,315
  Other Assets in Excess of Liabilities...     1.6     8,565,210
                                            ------  ------------
  Net Assets..............................   100.0% $541,276,525
                                            ======  ============

---------------------------------------------------

 ADR  AMERICAN DEPOSITORY RECEIPT.
 GDR  GLOBAL DEPOSITORY RECEIPT.
 + SOME OR ALL OF THESE SECURITIES ARE SEGREGATED IN CONNECTION WITH OPEN FORWARD FOREIGN CURRENCY CONTRACTS.
 ++ CONSISTS OF ONE OR MORE CLASS OF SECURITIES TRADED TOGETHER AS A UNIT; STOCK WITH ATTACHED WARRANTS.
 *    NON-INCOME PRODUCING SECURITY.
 (a) PURCHASED ON A DISCOUNT BASIS. THE INTEREST RATE SHOWN HAS BEEN ADJUSTED TO REFLECT A MONEY MARKET EQUIVALENT YIELD.
 (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,844,377 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $162,029,558, RESULTING IN NET UNREALIZED DEPRECIATION OF $150,185,181.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

FUTURES CONTRACTS OPEN AT OCTOBER 31, 2001:
                                                DESCRIPTION,              UNDERLYING
      NUMBER OF            LONG/              DELIVERY MONTH,            FACE AMOUNT      UNREALIZED
      CONTRACTS            SHORT                  AND YEAR                 AT VALUE       GAIN/LOSS
-----------------------------------------------------------------------------------------------------
         42                Short         EURX DAX INDEX December/2001    $(3,990,559)     $(339,008)
         43                 Long           MIB 30 INDEX December/2001      5,286,647        688,163
         70                Short                   HKFE November/2001     (4,658,227)       156,240
         12                Short          TSE TOPIX 100 December/2001     (1,040,000)         4,723
                                                                                          ---------
                        Net unrealized gain...........................................    $ 510,118
                                                                                          =========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT OCTOBER 31, 2001:
                                                             UNREALIZED
      CONTRACTS             IN EXCHANGE        DELIVERY     APPRECIATION
     TO DELIVER                 FOR              DATE      (DEPRECIATION)
--------------------------------------------------------------------------
  $         113,333     GBP          77,913    11/01/01       $      31
  $      12,781,509     EUR     14,100,000     12/04/01         (99,217)
  $      25,331,000     EUR     27,754,221     12/04/01        (367,373)
  $      27,058,000     EUR     29,233,246     12/04/01        (764,060)
  $       5,591,564     EUR      6,244,000     12/04/01          24,622
 EUR      9,046,886      $       8,025,493     12/04/01        (111,759)
 EUR     11,982,330      $      10,850,000     12/04/01          72,453
 EUR     17,649,670      $      16,300,000     12/04/01         424,945
 EUR      3,077,000      $       2,806,101     12/04/01          38,483
 EUR      2,428,900      $       2,227,423     12/04/01          42,741
  $       9,531,601     AUD     18,647,000     12/12/01        (171,925)
  $          13,000     AUD         26,749     12/12/01             426
  $         165,000     AUD        334,686     12/12/01           2,992
  $       2,218,169     AUD      4,434,564     12/12/01           7,716
  $      20,130,180     EUR     22,302,437     12/12/01         (76,720)
  $      33,613,699     EUR     37,291,581     12/12/01         (82,601)
  $       9,882,792     EUR     10,980,880     12/12/01          (9,224)
  $      14,242,226     GBP      9,767,527     12/12/01         (62,903)
  $       6,851,364     GBP      4,708,000     12/12/01         (16,855)
  $         498,245     GBP        338,873     12/12/01          (6,310)
  $       9,434,458     GBP      6,525,199     12/12/01          38,042
  $      27,626,116     JPY  3,306,431,724     12/12/01        (554,838)
  $      23,541,529     JPY  2,822,629,334     12/12/01        (431,364)
  $         923,815     JPY    110,492,860     12/12/01         (19,159)
 AUD     22,130,625      $      11,505,048     12/12/01         396,802
 AUD         55,265      $          28,224     12/12/01             484
 AUD      1,257,109      $         630,000     12/12/01            (993)
 EUR     51,188,526      $      46,120,862     12/12/01          94,187
 EUR     10,550,000      $       9,495,000     12/12/01           8,862
 EUR        235,883      $         212,648     12/12/01             552
 EUR     11,571,230      $      10,683,717     12/12/01         279,330

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
PORTFOLIO OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED

                                                             UNREALIZED
      CONTRACTS             IN EXCHANGE        DELIVERY     APPRECIATION
     TO DELIVER                 FOR              DATE      (DEPRECIATION)
--------------------------------------------------------------------------
 GBP      9,029,856      $      13,178,623     12/12/01       $ 70,162
 GBP     12,309,743      $      17,949,451     12/12/01         79,644
 JPY  3,997,605,631      $      33,341,165     12/12/01        610,928
 JPY    895,275,000      $       7,479,323     12/12/01        149,295
 JPY    415,730,000      $       3,500,000     12/12/01         96,227
 JPY    538,815,000      $       4,410,515     12/12/01          1,011
 JPY  1,430,160,320      $      12,242,322     12/20/01        527,059
                                                              --------
      Net unrealized appreciation.......................      $191,693
                                                              ========

CURRENCY ABBREVIATIONS:

AUD  Australian Dollar.
EUR  Euro.
GBP  British Pound.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2001


                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Advertising/Marketing Services..........  $    554,447       0.1%
Aerospace & Defense.....................     2,167,597       0.4
Agricultural Commodities/ Milling.......       360,377       0.1
Air Freight/Couriers....................     1,495,559       0.3
Airlines................................     1,539,500       0.3
Apparel/Footwear........................     1,749,305       0.3
Apparel/Footwear Retail.................     1,443,434       0.3
Auto Parts: O.E.M.......................     1,151,392       0.2
Automotive Aftermarket..................       808,674       0.1
Beverages: Alcoholic....................    10,391,776       1.9
Beverages: Non-Alcoholic................       184,134       0.0
Biotechnology...........................        12,123       0.0
Broadcasting............................       644,372       0.1
Building Products.......................       713,376       0.1
Cable/Satellite TV......................     1,078,303       0.2
Casino/Gaming...........................       601,279       0.1
Catalog/Specialty Distribution..........       741,818       0.1
Chemicals: Agricultural.................       276,116       0.1
Chemicals: Major Diversified............     2,412,323       0.4
Chemicals: Specialty....................     2,700,232       0.5
Commercial Printing/Forms...............       798,628       0.1
Computer Peripherals....................         8,961       0.0
Computer Processing Hardware............       991,317       0.2
Construction Materials..................     1,355,485       0.3
Consumer Sundries.......................        38,266       0.0
Containers/Packaging....................     1,814,733       0.3
Data Processing Services................        45,811       0.0
Department Stores.......................     3,972,046       0.7
Drugstore Chains........................       641,580       0.1
Electric Utilities......................    18,553,541       3.4
Electrical Products.....................     1,919,507       0.4
Electronic Components...................     2,768,501       0.5
Electronic Equipment/ Instruments.......    11,500,181       2.1
Electronic Production Equipment.........     1,233,744       0.2
Electronics/Appliance Stores............       498,895       0.1
Electronics/Appliances..................     4,040,335       0.7


                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Engineering & Construction..............  $  4,438,470       0.8%
Environmental Services..................        25,386       0.0
Finance/Rental/Leasing..................     3,234,333       0.6
Financial Conglomerates.................    14,436,153       2.7
Financial Publishing/Services...........     1,502,591       0.3
Food Retail.............................    11,044,646       2.0
Food: Major Diversified.................    27,630,201       5.2
Food: Meat/Fish/Dairy...................       585,777       0.1
Food: Specialty/Candy...................     3,570,452       0.7
Forest Products.........................        42,501       0.0
Gas Distributors........................     5,202,798       1.0
Home Building...........................     1,144,363       0.2
Hospital/Nursing Management.............       167,284       0.0
Hotels/Resorts/Cruiselines..............     1,844,649       0.3
Household/Personal Care.................     7,588,251       1.4
Industrial Conglomerates................    13,244,027       2.4
Industrial Machinery....................     4,258,676       0.8
Industrial Specialties..................     1,389,560       0.3
Information Technology Services.........     1,681,406       0.3
Integrated Oil..........................    38,504,067       7.2
Investment Banks/Brokers................     2,723,257       0.5
Investment Managers.....................       593,350       0.1
Investment Trusts/Mutual Funds..........       978,320       0.2
Life/Health Insurance...................     5,621,442       1.0
Major Banks.............................    30,304,484       5.7
Major Telecommunications................    21,521,667       4.1
Marine Shipping.........................       684,315       0.1
Media Conglomerates.....................     3,200,006       0.6
Medical Distributors....................       126,768       0.0
Medical Specialties.....................     1,404,932       0.3
Medical/Nursing Services................       419,454       0.1
Metal Fabrications......................       719,657       0.1
Miscellaneous Commercial Services.......     3,550,377       0.7
Miscellaneous Manufacturing.............     1,062,063       0.2
Motor Vehicles..........................    12,254,730       2.3
Movies/Entertainment....................       982,555       0.2
Multi-Line Insurance....................    12,277,571       2.3
Office Equipment/Supplies...............         8,656       0.0

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
SUMMARY OF INVESTMENTS / / OCTOBER 31, 2001 CONTINUED


                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Oil & Gas Pipelines.....................  $  1,337,539       0.2%
Oil & Gas Production....................       125,793       0.0
Oil Refining/Marketing..................    16,508,806       3.1
Oilfield Services/Equipment.............       131,327       0.0
Other Consumer Services.................       638,425       0.1
Other Consumer Specialties..............       622,250       0.1
Other Metals/Minerals...................     2,139,788       0.4
Other Transportation....................     1,388,785       0.3
Packaged Software.......................     2,820,625       0.5
Personnel Services......................     1,479,574       0.3
Pharmaceuticals: Major..................    59,315,770      11.1
Pharmaceuticals: Other..................     3,678,921       0.7
Precious Metals.........................       101,383       0.0
Property - Casualty Insurers............     3,442,780       0.6
Publishing: Books/Magazines.............     1,626,582       0.3
Publishing: Newspapers..................       232,165       0.0
Pulp & Paper............................     1,404,908       0.3
Railroads...............................     4,541,786       0.8
Real Estate Development.................    14,962,188       2.8
Real Estate Investment Trusts...........       503,987       0.1
Recreational Products...................     3,790,434       0.7
Regional Banks..........................     2,748,711       0.5
Restaurants.............................     3,343,665       0.6
Semiconductors..........................     2,371,752       0.4


                                                        PERCENT OF
INDUSTRY                                     VALUE      NET ASSETS

------------------------------------------------------------------

Specialty Stores........................  $    754,894       0.1%
Specialty Telecommunications............       537,649       0.1
Steel...................................     1,645,002       0.3
Telecommunication Equipment.............     6,502,830       1.2
Textiles................................       660,714       0.1
Tobacco.................................     3,956,054       0.7
Trucks/Construction/Farm Machinery......     1,272,740       0.2
U.S. Government Agency..................    49,000,000       9.0
Water Utilities.........................       212,653       0.0
Wholesale Distributors..................     2,813,483       0.5
Wireless Communications.................    14,920,489       2.8
                                          ------------   -------
                                          $532,711,315      98.4%
                                          ============   =======

                                                        PERCENT OF
TYPE OF INVESTMENT                           VALUE      NET ASSETS

------------------------------------------------------------------

Common Stocks...........................  $483,087,917      89.3%
Preferred Stocks........................       614,374       0.1
Rights and Warrants.....................         9,024       0.0
Short-Term Investment...................    49,000,000       9.0
                                          ------------   -------
                                          $532,711,315      98.4%
                                          ============   =======

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
OCTOBER 31, 2001

Assets:
Investments in securities, at value (cost
 $682,896,496)....................................  $ 532,711,315
Unrealized appreciation on open forward foreign
 currency contracts...............................        191,693
Cash (including $1,643,242 in foreign currency and
 $4,691,470 segregated
 in connection with open futures contracts).......      7,076,801
Receivable for:
  Variation margin................................      1,320,794
  Shares of beneficial interest sold..............        768,795
  Foreign withholding taxes reclaimed.............        696,762
  Dividends.......................................        601,937
Prepaid expenses and other assets.................         60,296
                                                    -------------
    Total Assets..................................    543,428,393
                                                    -------------
Liabilities:
Payable for:
  Shares of beneficial interest repurchased.......      1,036,544
  Investment management fee.......................        501,264
  Distribution fee................................        362,906
  Investments purchased...........................        113,364
Accrued expenses and other payables...............        137,790
                                                    -------------
    Total Liabilities.............................      2,151,868
                                                    -------------
    Net Assets....................................  $ 541,276,525
                                                    =============
Composition of Net Assets:
Paid-in-capital...................................  $ 741,719,383
Net unrealized depreciation.......................   (149,490,712)
Accumulated undistributed net investment income...      1,362,778
Accumulated net realized loss.....................    (52,314,924)
                                                    -------------
    Net Assets....................................  $ 541,276,525
                                                    =============
Class A Shares:
Net Assets........................................    $37,974,336
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      4,888,939
    Net Asset Value Per Share.....................  $        7.77
                                                    =============
    Maximum Offering Price Per Share,
    (NET ASSET VALUE PLUS 5.54% OF NET ASSET
     VALUE).......................................  $        8.20
                                                    =============
Class B Shares:
Net Assets........................................   $340,158,252
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     44,651,004
    Net Asset Value Per Share.....................  $        7.62
                                                    =============
Class C Shares:
Net Assets........................................    $39,079,350
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................      5,128,670
    Net Asset Value Per Share.....................  $        7.62
                                                    =============
Class D Shares:
Net Assets........................................   $124,064,587
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR
 VALUE)...........................................     15,904,097
    Net Asset Value Per Share.....................  $        7.80
                                                    =============

Statement of Operations
FOR THE YEAR ENDED OCTOBER 31, 2001

Net Investment Income:
Income
Dividends (net of $891,659 foreign withholding
 tax).............................................  $   9,839,873
Interest..........................................      4,573,046
                                                    -------------
    Total Income..................................     14,412,919
                                                    -------------
Expenses
Investment management fee.........................      6,602,375
Distribution fee (Class A shares).................         75,597
Distribution fee (Class B shares).................      4,537,962
Distribution fee (Class C shares).................        530,524
Transfer agent fees and expenses..................      1,016,519
Custodian fees....................................        270,331
Registration fees.................................        134,239
Shareholder reports and notices...................        122,519
Professional fees.................................         51,097
Trustees' fees and expenses.......................         12,454
Other.............................................         74,916
                                                    -------------
    Total Expenses................................     13,428,533
Less: expense offset..............................        (66,463)
                                                    -------------
    Net Expenses..................................     13,362,070
                                                    -------------
    Net Investment Income.........................      1,050,849
                                                    -------------
Net Realized and Unrealized Gain (Loss):
Net realized loss on:
  Investments.....................................    (33,034,413)
  Futures contracts...............................    (13,947,278)
  Foreign exchange transactions...................     (1,980,291)
                                                    -------------
      Net Loss....................................    (48,961,982)
                                                    -------------
Net change in unrealized appreciation/
 depreciation on:
  Investments.....................................   (110,741,003)
  Futures contracts...............................      4,346,275
  Translation of forward foreign currency
   contracts, other assets and liabilities
   denominated
   in foreign currencies..........................      3,581,262
                                                    -------------
    Net Depreciation..............................   (102,813,466)
                                                    -------------
    Net Loss......................................   (151,775,448)
                                                    -------------
Net Decrease......................................  $(150,724,599)
                                                    =============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL STATEMENTS CONTINUED

Statement of Changes in Net Assets

                                            FOR THE YEAR      FOR THE YEAR
                                               ENDED             ENDED
                                          OCTOBER 31, 2001  OCTOBER 31, 2000
                                          ----------------  ----------------
Increase (Decrease) in Net Assets:
Operations:
Net investment income...................   $   1,050,849      $  2,414,345
Net realized gain (loss)................     (48,961,982)       35,211,482
Net change in unrealized depreciation...    (102,813,466)      (78,875,947)
                                           -------------      ------------

    Net Increase (Decrease).............    (150,724,599)      (41,250,120)
                                           -------------      ------------

Distributions to Shareholders from Net
 Realized Gain:
Class A shares..........................      (1,963,778)         -
Class B shares..........................     (27,196,182)         -
Class C shares..........................      (3,276,401)         -
Class D shares..........................      (5,430,333)         -
                                           -------------      ------------

    Total Distributions.................     (37,866,694)         -
                                           -------------      ------------

Net increase (decrease) from
 transactions in shares of beneficial
 interest...............................     (46,147,266)      242,353,999
                                           -------------      ------------

    Net Increase (Decrease).............    (234,738,576)      201,103,879

Net Assets:
Beginning of period.....................     776,015,084       574,911,205
                                           -------------      ------------
End of Period
 (INCLUDING ACCUMULATED UNDISTRIBUTED
 NET INVESTMENT INCOME OF $1,362,778 AND
 $3,001,759, RESPECTIVELY)..............   $ 541,276,525      $776,015,084
                                           =============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001

1. Organization and Accounting Policies
Morgan Stanley International Fund (the "Fund"), formerly Morgan Stanley Dean Witter International Fund, is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is long-term capital growth. The Fund seeks to achieve its objective by investing, under normal circumstances, at least 65% of its total assets in a diversified portfolio of international common stocks and other equity securities. The Fund was organized as a Massachusetts business trust on October 23, 1998 and commenced operations June 28, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares, are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price on that exchange prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price prior to the time of valuation; (3) when market quotations are not readily available, including circumstances under which it is determined by Morgan Stanley Investment Advisors Inc. (the "Investment Manager"), formerly Morgan Stanley Dean Witter Advisors Inc., or Morgan Stanley Investment Management Inc. (the "Sub-Advisor"), that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

comparable in coupon rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date except for certain dividends on foreign securities which are recorded as soon as the fund is informed after the ex-dividend date. Discounts are accreted over the respective life of the securities. Interest income is accrued daily.

C. Multiple Class Allocations -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

F. Forward Foreign Currency Contracts -- The Fund may enter into forward contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gain/loss on foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

G. Federal Income Tax Status -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

2. Investment Management and Sub-Advisory Agreements
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 1.0% to the net assets of the Fund determined as of the close of each business day. Effective May 1, 2001, the Agreement was amended to reduce the annual rate to 0.95% of the portion of daily net assets in excess of $1 billion.

Under a Sub-Advisory Agreement between the Sub-Advisor and the Investment Manager, the Sub-Advisor provides the Fund with investment advice and portfolio management relating to the Fund's investments in securities, subject to the overall supervision of the Investment Manager. As compensation for its services provided pursuant to the Sub-Advisory Agreement, the Investment Manager pays the Sub-Advisor compensation equal to 40% of its monthly compensation.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager and Sub-Advisor. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled approximately $26,159,000 at October 31, 2001.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended October 31, 2001, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.22% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended October 31, 2001, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of approximately $10,000, $1,732,000, and $16,000, respectively and received approximately $62,000 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. Security Transactions and Transactions with Affiliates
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended October 31, 2001 aggregated $205,087,992 and $207,048,932, respectively.

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

Morgan Stanley Trust, an affiliate of the Investment Manager, Sub-Advisor and Distributor, is the Fund's transfer agent.

5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

                                       FOR THE YEAR                FOR THE YEAR
                                          ENDED                       ENDED
                                     OCTOBER 31, 2001            OCTOBER 31, 2000
                                --------------------------  --------------------------
                                  SHARES        AMOUNT        SHARES        AMOUNT
                                -----------  -------------  -----------  -------------
CLASS A SHARES
Sold..........................   18,869,073  $ 167,690,395   14,921,256  $ 167,279,283
Reinvestment of
 distributions................      201,920      1,898,051       -             -
Redeemed......................  (18,704,066)  (169,610,946) (14,041,009)  (157,908,926)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class A......................      366,927        (22,500)     880,247      9,370,357
                                -----------  -------------  -----------  -------------
CLASS B SHARES
Sold..........................   22,092,721    187,306,434   40,456,127    452,222,607
Reinvestment of
 distributions................    2,734,233     25,401,031       -             -
Redeemed......................  (35,263,293)  (302,093,744) (29,483,811)  (327,484,831)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class B......................  (10,436,339)   (89,386,279)  10,972,316    124,737,776
                                -----------  -------------  -----------  -------------
CLASS C SHARES
Sold..........................    3,711,134     31,759,458    3,739,861     41,364,492
Reinvestment of
 distributions................      328,722      3,053,828       -             -
Redeemed......................   (5,744,859)   (50,007,304)  (3,525,604)   (38,882,026)
                                -----------  -------------  -----------  -------------
Net increase (decrease) --
 Class C......................   (1,705,003)   (15,194,018)     214,257      2,482,466
                                -----------  -------------  -----------  -------------
CLASS D SHARES
Sold..........................    9,549,842     85,770,151   12,198,351    137,247,940
Reinvestment of
 distributions................      476,627      4,494,588       -             -
Redeemed......................   (3,660,671)   (31,809,208)  (2,786,381)   (31,484,540)
                                -----------  -------------  -----------  -------------
Net increase -- Class D.......    6,365,798     58,455,531    9,411,970    105,763,400
                                -----------  -------------  -----------  -------------
Net increase (decrease) in
 Fund.........................   (5,408,617) $ (46,147,266)  21,478,790  $ 242,353,999
                                ===========  =============  ===========  =============

6. Federal Income Tax Status
At October 31, 2001, the Fund had a net capital loss carryover of approximately $36,590,000 which will be available through October 31, 2009 to offset future capital gains to the extent provided by regulations.

As of October 31, 2001, the Fund had temporary book/tax differences primarily attributable to the mark-to-market of passive foreign investment companies ("PFICs"), the mark-to-market of open forward foreign currency exchange contracts and capital loss deferrals on wash sales and permanent book/tax differences

Morgan Stanley International Fund
NOTES TO FINANCIAL STATEMENTS / / OCTOBER 31, 2001 CONTINUED

primarily attributable to foreign currency losses and tax adjustments on PFICs sold by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged $2,689,830, accumulated net realized loss was credited $1,782,744 and paid-in-capital was credited $907,086.

7. Expense Offset
The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities. The Fund may also purchase and sell interest rate, currency and index futures contracts ("futures contracts") that are traded on U.S. and foreign commodity exchanges on such underlying securities as U.S. Treasury bonds, notes, bills and GNMA certificates and/or any foreign government fixed-income security, on various currencies and on such indexes of U.S. and foreign securities as may exist or come into existence.

Forward contracts and futures contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts or an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At October 31, 2001, there were outstanding forward contracts and outstanding index futures contracts.

At October 31, 2001, the Fund's cash balance consisted principally of interest deposits with Chase Manhattan Bank N.A., the Fund's custodian.

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR          FOR THE YEAR         JULY 28, 1999*
                                          ENDED                 ENDED                THROUGH
                                     OCTOBER 31, 2001      OCTOBER 31, 2000      OCTOBER 31, 1999
                                     ----------------      ----------------      ----------------
Class A Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 10.29               $ 10.57               $ 10.00
                                          -------               -------               -------
Income (loss) from investment
 operations:
  Net investment income............          0.06                  0.11                  0.01
  Net realized and unrealized gain
   (loss)..........................         (2.07)                (0.39)                 0.56
                                          -------               -------               -------
Total income (loss) from investment
 operations........................         (2.01)                (0.28)                 0.57
                                          -------               -------               -------
Less distributions from net
 realized gain.....................         (0.51)              -                     -
                                          -------               -------               -------
Net asset value, end of period.....       $  7.77               $ 10.29               $ 10.57
                                          =======               =======               =======
Total Return+......................        (20.36)%               (2.65)%                5.70%(1)
Ratios to Average Net Assets (3):
Expenses (before expense offset)...          1.46%(4)              1.47%                 1.81%(2)
Net investment income..............          0.73%                 0.95%                 0.31%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................       $37,974               $46,535               $38,506
Portfolio turnover rate............            37%                   84%                   14%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR          FOR THE YEAR         JULY 28, 1999*
                                          ENDED                 ENDED                THROUGH
                                     OCTOBER 31, 2001      OCTOBER 31, 2000      OCTOBER 31, 1999
                                     ----------------      ----------------      ----------------
Class B Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 10.19               $ 10.55               $ 10.00
                                          -------               -------               -------
Income (loss) from investment
 operations:
  Net investment income (loss).....          0.00                  0.02                 (0.02)
  Net realized and unrealized gain
   (loss)..........................         (2.06)                (0.38)                 0.57
                                          -------               -------               -------
Total income (loss) from investment
 operations........................         (2.06)                (0.36)                 0.55
                                          -------               -------               -------
Less distributions from net
 realized gain.....................         (0.51)              -                     -
                                          -------               -------               -------
Net asset value, end of period.....       $  7.62               $ 10.19               $ 10.55
                                          =======               =======               =======
Total Return+......................        (21.08)%               (3.41)%                5.50%(1)
Ratios to Average Net Assets(3):
Expenses (before expense offset)...          2.24%(4)              2.22%                 2.56%(2)
Net investment income (loss).......         (0.06)%                0.20%                (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $340,158              $561,375              $465,258
Portfolio turnover rate............            37%                   84%                   14%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR          FOR THE YEAR         JULY 28, 1999*
                                          ENDED                 ENDED                THROUGH
                                     OCTOBER 31, 2001      OCTOBER 31, 2000      OCTOBER 31, 1999
                                     ----------------      ----------------      ----------------
Class C Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 10.19               $ 10.55               $ 10.00
                                          -------               -------               -------
Income (loss) from investment
 operations:
  Net investment income (loss).....         (0.01)                 0.02                 (0.02)
  Net realized and unrealized gain
   (loss)..........................         (2.05)                (0.38)                 0.57
                                          -------               -------               -------
Total income (loss) from investment
 operations........................         (2.06)                (0.36)                 0.55
                                          -------               -------               -------
Less distributions from net
 realized gain.....................         (0.51)              -                     -
                                          -------               -------               -------
Net asset value, end of period.....       $  7.62               $ 10.19               $ 10.55
                                          =======               =======               =======
Total Return+......................        (21.08)%               (3.41)%                5.50%(1)
Ratios to Average Net Assets(3):
Expenses (before expense offset)...          2.24%(4)              2.22%                 2.56%(2)
Net investment income (loss).......         (0.06)%                0.20%                (0.44)%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................       $39,079               $69,640               $69,811
Portfolio turnover rate............            37%                   84%                   14%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
FINANCIAL HIGHLIGHTS CONTINUED

                                                                                  FOR THE PERIOD
                                       FOR THE YEAR          FOR THE YEAR         JULY 28, 1999*
                                          ENDED                 ENDED                THROUGH
                                     OCTOBER 31, 2001      OCTOBER 31, 2000      OCTOBER 31, 1999
                                     ----------------      ----------------      ----------------
Class D Shares++
Selected Per Share Data:
Net asset value, beginning of
 period............................       $ 10.32               $ 10.58               $ 10.00
                                          -------               -------               -------
Income (loss) from investment
 operations:
  Net investment income............          0.08                  0.15                  0.01
  Net realized and unrealized gain
   (loss)..........................         (2.09)                (0.41)                 0.57
                                          -------               -------               -------
Total income (loss) from investment
 operations........................         (2.01)                (0.26)                 0.58
                                          -------               -------               -------
Less distributions from net
 realized gain.....................         (0.51)              -                     -
                                          -------               -------               -------
Net asset value, end of period.....       $  7.80               $ 10.32               $ 10.58
                                          =======               =======               =======
Total Return+......................        (20.30)%               (2.46)%                5.80%(1)
Ratios to Average Net Assets(3):
Expenses (before expense offset)...          1.24%(4)              1.22%                 1.56%(2)
Net investment income..............          0.94%                 1.20%                 0.56%(2)
Supplemental Data:
Net assets, end of period, in
 thousands.........................      $124,065               $98,465                $1,336
Portfolio turnover rate............            37%                   84%                   14%(1)

---------------------

 *   COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1)  NOT ANNUALIZED.
(2)  ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4)  DOES NOT REFLECT THE EFFECT OF EXPENSE OFFSET OF 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

Morgan Stanley International Fund
INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of Morgan Stanley International Fund:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley International Fund (the "Fund"), formerly Morgan Stanley Dean Witter International Fund, including the portfolio of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley International Fund as of October 31, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
DECEMBER 13, 2001

                      2001 FEDERAL TAX NOTICE (UNAUDITED)

       During the fiscal year ended October 31, 2001, the Fund paid to its shareholders $0.0014 per share from long-term capital gains.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS

Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

SUB-ADVISOR

Morgan Stanley Investment Management Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Distributors Inc., member NASD.

[MORGAN STANLEY LOGO]

Morgan Stanley
International Fund

ANNUAL REPORT
OCTOBER 31, 2001